DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 71.9%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (A)	2,280	$ 129,459
Curtiss-Wright Corp.	1,644	212,684
Teledyne Technologies, Inc. (A)	1,400	450,786

		792,929

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (A) (B)	3,547	253,859

Airlines - 0.2%
JetBlue Airways Corp. (A)	11,400	190,950

Auto Components - 0.7%
Adient PLC	3,350	76,916
Dana, Inc.	5,538	79,969
Delphi Technologies PLC	3,352	44,917
Gentex Corp.	9,803	269,926
Goodyear Tire & Rubber Co.	8,947	128,881
Visteon Corp. (A)	1,076	88,813

		689,422

Automobiles - 0.1%
Thor Industries, Inc.	2,119	120,020

Banks - 5.0%
Associated Banc-Corp.	6,240	126,360
BancorpSouth Bank	3,603	106,685
Bank of Hawaii Corp.	1,563	134,309
Bank OZK	4,652	126,860
Cathay General Bancorp	2,918	101,357
Commerce Bancshares, Inc. (B)	3,801	230,531
Cullen/Frost Bankers, Inc.	2,194	194,279
East West Bancorp, Inc.	5,600	248,024
First Financial Bankshares, Inc.	5,226	174,183
First Horizon National Corp.	12,024	194,789
FNB Corp.	12,501	144,136
Fulton Financial Corp.	6,398	103,520
Hancock Whitney Corp.	3,490	133,649
Home BancShares, Inc.	5,993	112,638
International Bancshares Corp.	2,223	85,852
PacWest Bancorp	4,548	165,274
Pinnacle Financial Partners, Inc.	2,783	157,935
Prosperity Bancshares, Inc.	2,657	187,664
Signature Bank	2,106	251,077
Sterling Bancorp	7,896	158,394
Synovus Financial Corp.	5,938	212,343
TCF Financial Corp.	5,906	224,841
Texas Capital Bancshares, Inc. (A)	1,936	105,802
Trustmark Corp.	2,478	84,525
UMB Financial Corp.	1,662	107,332
Umpqua Holdings Corp.	8,473	139,466
United Bankshares, Inc.	3,920	148,450
Valley National Bancorp	12,767	138,777
Webster Financial Corp.	3,546	166,201
Wintrust Financial Corp.	2,181	140,958

		4,606,211

Beverages - 0.1%
Boston Beer Co., Inc., Class A (A)	353	128,520

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 0.6%
Exelixis, Inc. (A)	11,655	$ 206,119
Ligand Pharmaceuticals, Inc. (A) (B)	732	72,863
Repligen Corp. (A)	1,785	136,892
United Therapeutics Corp. (A)	1,687	134,538

		550,412

Building Products - 0.9%
Lennox International, Inc.	1,356	329,467
Owens Corning	4,186	264,555
Resideo Technologies, Inc. (A)	4,724	67,790
Trex Co., Inc. (A)	2,248	204,411

		866,223

Capital Markets - 1.8%
Eaton Vance Corp.	4,350	195,445
Evercore, Inc., Class A	1,534	122,873
FactSet Research Systems, Inc.	1,472	357,652
Federated Investors, Inc., Class B	3,699	119,885
Interactive Brokers Group, Inc., Class A	2,953	158,812
Janus Henderson Group PLC	6,121	137,478
Legg Mason, Inc.	3,138	119,840
SEI Investments Co.	4,881	289,224
Stifel Financial Corp.	2,678	153,664

		1,654,873

Chemicals - 1.8%
Ashland Global Holdings, Inc.	2,329	179,450
Cabot Corp.	2,223	100,746
Chemours Co.	6,291	93,988
Ingevity Corp. (A)	1,611	136,677
Minerals Technologies, Inc.	1,349	71,618
NewMarket Corp.	284	134,074
Olin Corp.	6,322	118,348
PolyOne Corp.	2,958	96,579
RPM International, Inc.	4,990	343,362
Scotts Miracle-Gro Co.	1,516	154,359
Sensient Technologies Corp.	1,628	111,762
Valvoline, Inc.	7,241	159,519

		1,700,482

Commercial Services & Supplies - 1.4%
Brink’s Co.	1,924	159,596
Clean Harbors, Inc. (A)	1,978	152,702
Deluxe Corp.	1,652	81,212
Healthcare Services Group, Inc. (B)	2,852	69,275
Herman Miller, Inc.	2,272	104,716
HNI Corp.	1,650	58,575
KAR Auction Services, Inc.	5,136	126,089
MSA Safety, Inc.	1,371	149,590
Stericycle, Inc. (A) (B)	3,506	178,561
Tetra Tech, Inc.	2,103	182,456

		1,262,772

Communications Equipment - 0.8%
Ciena Corp. (A)	5,969	234,164
InterDigital, Inc.	1,198	62,859
Lumentum Holdings, Inc. (A)	2,959	158,484
NetScout Systems, Inc. (A)	2,569	59,241
Plantronics, Inc.	1,249	46,613
ViaSat, Inc. (A)	2,217	166,984

		728,345

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 1.0%
AECOM (A)	6,069	$ 227,952
Dycom Industries, Inc. (A)	1,212	61,873
EMCOR Group, Inc.	2,160	186,019
Fluor Corp.	5,384	102,996
Granite Construction, Inc.	1,802	57,898
MasTec, Inc. (A)	2,320	150,637
Valmont Industries, Inc.	832	115,182

		902,557

Construction Materials - 0.2%
Eagle Materials, Inc.	1,617	145,546

Consumer Finance - 0.5%
FirstCash, Inc.	1,653	151,531
Green Dot Corp., Class A (A)	1,834	46,308
Navient Corp.	7,805	99,904
SLM Corp.	16,415	144,862

		442,605

Containers & Packaging - 0.8%
AptarGroup, Inc.	2,464	291,861
Greif, Inc., Class A	1,010	38,269
Owens-Illinois, Inc.	5,982	61,435
Silgan Holdings, Inc.	2,995	89,955
Sonoco Products Co.	3,851	224,166

		705,686

Distributors - 0.3%
Pool Corp.	1,536	309,811

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (A)	2,113	80,484
Graham Holdings Co., Class B	167	110,796
Service Corp. International	7,017	335,483
Sotheby’s (A)	1,256	71,567
WW International, Inc. (A)	1,787	67,584

		665,914

Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	9,703	178,535

Electric Utilities - 1.2%
ALLETE, Inc.	1,988	173,771
Hawaiian Electric Industries, Inc.	4,193	191,243
IDACORP, Inc.	1,939	218,467
OGE Energy Corp.	7,703	349,562
PNM Resources, Inc.	3,065	159,625

		1,092,668

Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,535	206,903
EnerSys	1,635	107,812
Hubbell, Inc.	2,094	275,152
nVent Electric PLC	5,987	131,953
Regal Beloit Corp.	1,614	117,580

		839,400

Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics, Inc. (A)	3,199	238,581
Avnet, Inc.	3,987	177,362
Belden, Inc.	1,487	79,317
Cognex Corp.	6,567	322,637
Coherent, Inc. (A)	923	141,884
II-VI, Inc. (A)	3,336	117,461
Jabil, Inc.	5,355	191,548
Littelfuse, Inc.	946	167,735

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	4,567	$ 191,768
SYNNEX Corp.	1,572	177,479
Tech Data Corp. (A)	1,370	142,809
Trimble, Inc. (A)	9,689	376,030
Vishay Intertechnology, Inc.	5,093	86,224
Zebra Technologies Corp., Class A (A)	2,082	429,662

		2,840,497

Energy Equipment & Services - 0.4%
Apergy Corp. (A)	2,981	80,636
Core Laboratories NV (B)	1,707	79,580
Oceaneering International, Inc. (A)	3,807	51,585
Patterson-UTI Energy, Inc.	7,796	66,656
Transocean, Ltd. (A)	22,129	98,917

		377,374

Entertainment - 0.7%
Cinemark Holdings, Inc.	4,102	158,501
Live Nation Entertainment, Inc. (A)	5,351	354,985
World Wrestling Entertainment, Inc., Class A (B)	1,830	130,205

		643,691

Equity Real Estate Investment Trusts - 7.9%
Alexander & Baldwin, Inc.	2,613	64,045
American Campus Communities, Inc.	5,287	254,199
Brixmor Property Group, Inc.	11,461	232,544
Camden Property Trust	3,726	413,623
CoreCivic, Inc.	4,583	79,194
CoreSite Realty Corp.	1,420	173,027
Corporate Office Properties Trust	4,308	128,292
Cousins Properties, Inc.	5,647	212,271
CyrusOne, Inc.	4,356	344,560
Douglas Emmett, Inc.	6,339	271,499
EastGroup Properties, Inc.	1,445	180,654
EPR Properties	2,984	229,350
First Industrial Realty Trust, Inc.	4,867	192,539
Geo Group, Inc.	4,666	80,908
Healthcare Realty Trust, Inc.	4,973	166,595
Highwoods Properties, Inc.	3,991	179,356
JBG SMITH Properties	4,542	178,092
Kilroy Realty Corp.	3,574	278,379
Lamar Advertising Co., Class A	3,307	270,942
Liberty Property Trust	6,071	311,624
Life Storage, Inc.	1,795	189,211
Mack-Cali Realty Corp.	3,484	75,463
Medical Properties Trust, Inc.	17,173	335,904
National Retail Properties, Inc.	6,604	372,466
Omega Healthcare Investors, Inc.	8,333	348,236
Park Hotels & Resorts, Inc.	9,225	230,348
Pebblebrook Hotel Trust	5,027	139,851
PotlatchDeltic Corp.	2,585	106,205
PS Business Parks, Inc.	771	140,283
Rayonier, Inc.	4,988	140,662
Sabra Health Care, Inc.	7,292	167,424
Senior Housing Properties Trust	9,148	84,665
Service Properties Trust	6,328	163,199
Spirit Realty Capital, Inc.	3,467	165,931
Tanger Factory Outlet Centers, Inc. (B)	3,599	55,713
Taubman Centers, Inc.	2,355	96,155
Uniti Group, Inc. (B)	7,432	57,709
Urban Edge Properties	4,429	87,650
Weingarten Realty Investors	4,654	135,571

		7,334,339

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.3%
Casey’s General Stores, Inc.	1,415	$ 228,042
Sprouts Farmers Market, Inc. (A)	4,545	87,900

		315,942

Food Products - 1.2%
Flowers Foods, Inc.	7,406	171,301
Hain Celestial Group, Inc. (A)	3,088	66,315
Ingredion, Inc.	2,568	209,908
Lancaster Colony Corp.	762	105,651
Pilgrim’s Pride Corp. (A)	2,015	64,571
Post Holdings, Inc. (A)	2,643	279,735
Sanderson Farms, Inc.	759	114,860
Tootsie Roll Industries, Inc. (B)	649	24,104
TreeHouse Foods, Inc. (A)	2,163	119,938

		1,156,383

Gas Utilities - 1.4%
National Fuel Gas Co.	3,321	155,821
New Jersey Resources Corp.	3,462	156,552
ONE Gas, Inc.	2,029	195,007
Southwest Gas Holdings, Inc.	2,090	190,274
Spire, Inc.	1,955	170,554
UGI Corp.	8,041	404,221

		1,272,429

Health Care Equipment & Supplies - 2.9%
Avanos Medical, Inc. (A)	1,836	68,777
Cantel Medical Corp.	1,414	105,767
Globus Medical, Inc., Class A (A)	2,949	150,753
Haemonetics Corp. (A)	1,954	246,478
Hill-Rom Holdings, Inc.	2,571	270,546
ICU Medical, Inc. (A)	740	118,104
Integra LifeSciences Holdings Corp. (A)	2,732	164,111
LivaNova PLC (A)	1,862	137,397
Masimo Corp. (A)	1,888	280,915
NuVasive, Inc. (A)	2,003	126,950
Penumbra, Inc. (A) (B)	1,232	165,692
STERIS PLC	3,259	470,893
West Pharmaceutical Services, Inc.	2,838	402,485

		2,708,868

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (A)	3,406	105,859
Amedisys, Inc. (A)	1,238	162,190
Chemed Corp.	613	255,970
Convetrus, Inc. (A) (B)	3,749	44,576
Encompass Health Corp.	3,796	240,211
HealthEquity, Inc. (A)	2,717	155,263
MEDNAX, Inc. (A)	3,240	73,289
Molina Healthcare, Inc. (A)	2,413	264,754
Patterson Cos., Inc.	3,309	58,966
Tenet Healthcare Corp. (A)	3,981	88,060

		1,449,138

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (A)	6,413	70,415
Medidata Solutions, Inc. (A)	2,396	219,234

		289,649

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	3,079	$ 73,742
Brinker International, Inc.	1,443	61,573
Caesars Entertainment Corp. (A)	21,385	249,349
Cheesecake Factory, Inc.	1,580	65,855
Churchill Downs, Inc.	1,371	169,257
Cracker Barrel Old Country Store, Inc. (B)	925	150,451
Domino’s Pizza, Inc.	1,587	388,164
Dunkin’ Brands Group, Inc.	3,183	252,603
Eldorado Resorts, Inc. (A) (B)	2,514	100,233
International Speedway Corp., Class A	918	41,319
Jack in the Box, Inc.	994	90,573
Marriott Vacations Worldwide Corp.	1,491	154,483
Papa John’s International, Inc. (B)	844	44,183
Penn National Gaming, Inc. (A)	4,191	78,057
Scientific Games Corp., Class A (A) (B)	2,079	42,308
Six Flags Entertainment Corp.	3,019	153,335
Texas Roadhouse, Inc.	2,517	132,193
Wendy’s Co.	7,099	141,838
Wyndham Destinations, Inc.	3,549	163,325
Wyndham Hotels & Resorts, Inc.	3,711	192,007

		2,744,848

Household Durables - 0.7%
Helen of Troy, Ltd. (A)	966	152,300
KB Home	3,291	111,894
Tempur Sealy International, Inc. (A)	1,772	136,798
Toll Brothers, Inc.	4,971	204,059
TRI Pointe Group, Inc. (A)	5,474	82,329

		687,380

Household Products - 0.1%
Energizer Holdings, Inc. (B)	2,466	107,468
Spectrum Brands Holdings, Inc. (C)	243	12,789

		120,257

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	2,178	316,986

Insurance - 4.2%
Alleghany Corp. (A)	555	442,757
American Financial Group, Inc.	2,873	309,853
Brighthouse Financial, Inc. (A)	4,287	173,495
Brown & Brown, Inc.	8,983	323,927
CNO Financial Group, Inc.	6,002	95,012
First American Financial Corp.	4,313	254,510
Genworth Financial, Inc., Class A (A)	19,367	85,215
Hanover Insurance Group, Inc.	1,522	206,292
Kemper Corp.	2,410	187,859
Mercury General Corp.	1,044	58,339
Old Republic International Corp.	10,967	258,492
Primerica, Inc.	1,612	205,095
Reinsurance Group of America, Inc.	2,415	386,110
RenaissanceRe Holdings, Ltd.	1,699	328,671
Selective Insurance Group, Inc.	2,284	171,734
WR Berkley Corp.	5,568	402,177

		3,889,538

Interactive Media & Services - 0.1%
Yelp, Inc. (A)	2,487	86,423

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (A)	4,635	$ 261,878
GrubHub, Inc. (A) (B)	3,515	197,578

		459,456

IT Services - 1.8%
CACI International, Inc., Class A (A)	957	221,316
CoreLogic, Inc. (A)	3,083	142,650
KBR, Inc.	5,447	133,669
LiveRamp Holdings, Inc. (A)	2,603	111,825
MAXIMUS, Inc.	2,455	189,673
Perspecta, Inc.	5,308	138,645
Sabre Corp.	10,531	235,842
Science Applications International Corp.	1,887	164,829
WEX, Inc. (A)	1,665	336,447

		1,674,896

Leisure Products - 0.6%
Brunswick Corp.	3,299	171,944
Mattel, Inc. (A) (B)	13,296	151,441
Polaris, Inc.	2,211	194,590

		517,975

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A (A)	827	275,176
Bio-Techne Corp.	1,465	286,656
Charles River Laboratories International, Inc. (A)	1,878	248,591
PRA Health Sciences, Inc. (A)	2,416	239,740
Syneos Health, Inc. (A)	2,389	127,119

		1,177,282

Machinery - 3.0%
AGCO Corp.	2,435	184,329
Colfax Corp. (A)	3,215	93,428
Crane Co.	1,961	158,115
Donaldson Co., Inc.	4,907	255,557
Graco, Inc.	6,418	295,485
ITT, Inc.	3,386	207,189
Kennametal, Inc.	3,173	97,538
Lincoln Electric Holdings, Inc.	2,377	206,229
Nordson Corp.	1,969	287,986
Oshkosh Corp.	2,632	199,506
Terex Corp.	2,521	65,470
Timken Co.	2,633	114,562
Toro Co.	4,102	300,677
Trinity Industries, Inc.	3,936	77,460
Woodward, Inc.	2,166	233,560

		2,777,091

Marine - 0.2%
Kirby Corp. (A)	2,305	189,379

Media - 0.8%
AMC Networks, Inc., Class A (A)	1,699	83,523
Cable One, Inc.	193	242,157
John Wiley & Sons, Inc., Class A	1,694	74,434
Meredith Corp.	1,542	56,530
New York Times Co., Class A	5,531	157,523
TEGNA, Inc.	8,337	129,474

		743,641

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 1.4%
Allegheny Technologies, Inc. (A)	4,851	$ 98,233
Carpenter Technology Corp.	1,834	94,744
Commercial Metals Co.	4,538	78,870
Compass Minerals International, Inc.	1,304	73,663
Reliance Steel & Aluminum Co.	2,565	255,628
Royal Gold, Inc.	2,523	310,859
Steel Dynamics, Inc.	8,450	251,810
U.S. Steel Corp. (B)	6,570	75,884
Worthington Industries, Inc.	1,426	51,407

		1,291,098

Multi-Utilities - 0.6%
Black Hills Corp.	2,350	180,316
MDU Resources Group, Inc.	7,660	215,935
NorthWestern Corp.	1,941	145,672

		541,923

Multiline Retail - 0.2%
Dillard’s, Inc., Class A (B)	393	25,981
Ollie’s Bargain Outlet Holdings, Inc. (A)	2,104	123,379

		149,360

Oil, Gas & Consumable Fuels - 1.1%
Antero Midstream Corp. (B)	9,946	73,600
Chesapeake Energy Corp. (A) (B)	43,396	61,188
CNX Resources Corp. (A)	7,217	52,396
EQT Corp.	9,831	104,602
Equitrans Midstream Corp.	7,851	114,232
Matador Resources Co. (A)	4,219	69,740
Murphy Oil Corp.	5,931	131,134
Oasis Petroleum, Inc. (A)	11,147	38,569
PBF Energy, Inc., Class A	3,921	106,612
Southwestern Energy Co. (A)	20,829	40,200
World Fuel Services Corp.	2,516	100,489
WPX Energy, Inc. (A)	16,253	172,119

		1,064,881

Paper & Forest Products - 0.2%
Domtar Corp.	2,408	86,230
Louisiana-Pacific Corp.	4,756	116,903

		203,133

Personal Products - 0.2%
Edgewell Personal Care Co. (A)	2,084	67,709
Nu Skin Enterprises, Inc., Class A	2,137	90,887

		158,596

Pharmaceuticals - 0.4%
Catalent, Inc. (A)	5,619	267,801
Prestige Consumer Healthcare, Inc. (A)	1,933	67,056

		334,857

Professional Services - 0.5%
ASGN, Inc. (A)	2,036	127,983
Insperity, Inc.	1,490	146,944
ManpowerGroup, Inc.	2,303	194,004

		468,931

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	1,983	275,756

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.3%
Avis Budget Group, Inc. (A)	2,251	$ 63,613
Genesee & Wyoming, Inc., Class A (A)	2,178	240,691
Knight-Swift Transportation Holdings, Inc.	4,724	171,481
Landstar System, Inc.	1,525	171,685
Old Dominion Freight Line, Inc.	2,463	418,636
Ryder System, Inc.	2,052	106,232
Werner Enterprises, Inc.	1,704	60,151

		1,232,489

Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc. (A)	2,237	119,858
Cree, Inc. (A)	4,116	201,684
Cypress Semiconductor Corp.	14,211	331,685
First Solar, Inc. (A)	2,920	169,389
MKS Instruments, Inc.	2,097	193,511
Monolithic Power Systems, Inc.	1,548	240,915
Semtech Corp. (A)	2,560	124,442
Silicon Laboratories, Inc. (A)	1,668	185,732
Synaptics, Inc. (A)	1,266	50,577
Teradyne, Inc.	6,539	378,673
Universal Display Corp.	1,631	273,845
Versum Materials, Inc.	4,203	222,465

		2,492,776

Software - 2.4%
ACI Worldwide, Inc. (A)	4,491	140,681
Blackbaud, Inc.	1,892	170,923
CDK Global, Inc.	4,664	224,292
CommVault Systems, Inc. (A)	1,599	71,491
Fair Isaac Corp. (A)	1,112	337,514
j2 Global, Inc.	1,788	162,386
LogMeIn, Inc.	1,902	134,966
Manhattan Associates, Inc. (A)	2,475	199,658
PTC, Inc. (A)	3,989	271,970
Teradata Corp. (A)	4,390	136,090
Tyler Technologies, Inc. (A)	1,485	389,813

		2,239,784

Specialty Retail - 1.5%
Aaron’s, Inc.	2,599	167,012
American Eagle Outfitters, Inc.	6,111	99,121
AutoNation, Inc. (A)	2,262	114,683
Bed Bath & Beyond, Inc. (B)	4,917	52,317
Dick’s Sporting Goods, Inc.	2,535	103,453
Five Below, Inc. (A)	2,142	270,106
Foot Locker, Inc.	4,221	182,178
Murphy, Inc. (A)	1,156	98,607
Sally Beauty Holdings, Inc. (A)	4,638	69,060
Urban Outfitters, Inc. (A)	2,714	76,236
Williams-Sonoma, Inc.	3,009	204,552

		1,437,325

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	4,901	154,676

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	1,722	157,064
Deckers Outdoor Corp. (A)	1,111	163,717
Skechers U.S.A., Inc., Class A (A)	5,147	192,240

		513,021

Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (A) (B)	295	91,577
New York Community Bancorp, Inc.	17,984	225,699
Washington Federal, Inc.	3,055	113,005

		430,281

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.5%
GATX Corp.	1,374	$ 106,526
MSC Industrial Direct Co., Inc., Class A	1,732	125,622
NOW, Inc. (A)	4,186	48,014
Watsco, Inc.	1,255	212,321

		492,483

Water Utilities - 0.4%
Aqua America, Inc.	8,303	372,223

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	3,754	96,853

Total Common Stocks (Cost $62,579,758)		66,551,648

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 25.9%
U.S. Treasury - 25.9%
U.S. Treasury Note
1.50%, 09/30/2024	$ 24,070,000	24,009,825

Total U.S. Government Obligation (Cost $24,015,477)		24,009,825

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 2.0%
Money Market Fund - 2.0%
State Street Institutional Treasury Money Market Fund, 1.87% (D)	1,832,855	1,832,855

Total Short-Term Investment Company (Cost $1,832,855)		1,832,855

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (D)	2,273,597	2,273,597

Total Other Investment Company (Cost $2,273,597)		2,273,597

Total Investments (Cost $90,701,687)		94,667,925
Net Other Assets (Liabilities) - (2.3)%		(2,152,824)

Net Assets - 100.0%		$ 92,515,101

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	10	12/20/2019	$1,959,185	$1,938,000	$—	$(21,185)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$66,551,648	$—	$—	$66,551,648
U.S. Government Obligation	—	24,009,825	—	24,009,825
Short-Term Investment Company	—	1,832,855	—	1,832,855
Other Investment Company	2,273,597	—	—	2,273,597

Total Investments	$68,825,245	$25,842,680	$—	$94,667,925

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(21,185)	$—	$—	$(21,185)

Total Other Financial Instruments	$(21,185)	$—	$—	$(21,185)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,215,142. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Rate disclosed reflects the yield at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Aerospace & Defense - 2.5%
Arconic, Inc.	5,996	$ 155,896
Boeing Co.	8,275	3,148,389
General Dynamics Corp.	3,622	661,848
Huntington Ingalls Industries, Inc.	640	135,546
L3 Harris Technologies, Inc.	3,456	721,060
Lockheed Martin Corp.	3,847	1,500,561
Northrop Grumman Corp.	2,436	912,988
Raytheon Co.	4,311	845,775
Textron, Inc.	3,562	174,395
TransDigm Group, Inc.	768	399,875
United Technologies Corp.	12,556	1,714,145

		10,370,478

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	2,096	177,699
Expeditors International of Washington, Inc.	2,643	196,348
FedEx Corp.	3,715	540,793
United Parcel Service, Inc., Class B	10,810	1,295,254

		2,210,094

Airlines - 0.4%
Alaska Air Group, Inc.	1,908	123,848
American Airlines Group, Inc. (A)	6,134	165,434
Delta Air Lines, Inc.	8,958	515,981
Southwest Airlines Co.	7,488	404,427
United Airlines Holdings, Inc. (B)	3,420	302,362

		1,512,052

Auto Components - 0.1%
Aptiv PLC	3,966	346,708
BorgWarner, Inc.	3,197	117,266

		463,974

Automobiles - 0.3%
Ford Motor Co.	60,664	555,682
General Motors Co.	19,449	728,949
Harley-Davidson, Inc.	2,426	87,263

		1,371,894

Banks - 5.1%
Bank of America Corp.	129,680	3,782,766
BB&T Corp.	11,860	632,968
Citigroup, Inc.	34,969	2,415,658
Citizens Financial Group, Inc.	6,921	244,796
Comerica, Inc.	2,312	152,569
Fifth Third Bancorp	11,308	309,613
First Republic Bank	2,604	251,807
Huntington Bancshares, Inc.	16,065	229,248
JPMorgan Chase & Co.	49,496	5,825,184
KeyCorp	15,530	277,055
M&T Bank Corp.	2,069	326,840
People’s United Financial, Inc.	6,172	96,499
PNC Financial Services Group, Inc.	6,892	965,983
Regions Financial Corp.	15,445	244,340
SunTrust Banks, Inc.	6,872	472,794
SVB Financial Group (B)	798	166,742
US Bancorp	22,198	1,228,437
Wells Fargo & Co.	62,066	3,130,609
Zions Bancorp NA	2,739	121,940

		20,875,848

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.8%
Brown-Forman Corp., Class B	2,818	$ 176,914
Coca-Cola Co.	59,572	3,243,100
Constellation Brands, Inc., Class A	2,589	536,648
Molson Coors Brewing Co., Class B	2,908	167,210
Monster Beverage Corp. (B)	5,988	347,663
PepsiCo, Inc.	21,643	2,967,255

		7,438,790

Biotechnology - 2.0%
AbbVie, Inc.	22,886	1,732,928
Alexion Pharmaceuticals, Inc. (B)	3,471	339,950
Amgen, Inc.	9,283	1,796,353
Biogen, Inc. (B)	2,855	664,701
Celgene Corp. (B)	10,971	1,089,420
Gilead Sciences, Inc.	19,604	1,242,502
Incyte Corp. (B)	2,763	205,097
Regeneron Pharmaceuticals, Inc. (B)	1,237	343,144
Vertex Pharmaceuticals, Inc. (B)	3,979	674,122

		8,088,217

Building Products - 0.3%
A.O. Smith Corp.	2,142	102,195
Allegion PLC	1,445	149,774
Fortune Brands Home & Security, Inc.	2,165	118,426
Johnson Controls International PLC	12,317	540,593
Masco Corp.	4,481	186,768

		1,097,756

Capital Markets - 2.5%
Affiliated Managers Group, Inc.	784	65,346
Ameriprise Financial, Inc.	2,026	298,025
Bank of New York Mellon Corp.	13,279	600,344
BlackRock, Inc.	1,818	810,174
Cboe Global Markets, Inc.	1,729	198,679
Charles Schwab Corp.	18,009	753,316
CME Group, Inc.	5,543	1,171,458
E*TRADE Financial Corp.	3,712	162,177
Franklin Resources, Inc.	4,366	126,003
Goldman Sachs Group, Inc.	5,009	1,038,015
Intercontinental Exchange, Inc.	8,675	800,442
Invesco, Ltd.	5,963	101,013
MarketAxess Holdings, Inc.	584	191,260
Moody’s Corp.	2,519	515,967
Morgan Stanley	19,444	829,675
MSCI, Inc.	1,311	285,470
Nasdaq, Inc.	1,785	177,340
Northern Trust Corp.	3,326	310,382
Raymond James Financial, Inc.	1,913	157,746
S&P Global, Inc.	3,813	934,109
State Street Corp.	5,767	341,349
T. Rowe Price Group, Inc.	3,646	416,556

		10,284,846

Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,411	756,765
Albemarle Corp. (A)	1,641	114,082
Celanese Corp.	1,915	234,185
CF Industries Holdings, Inc.	3,380	166,296
Corteva, Inc. (B)	11,593	324,604
Dow, Inc. (B)	11,505	548,213

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	11,540	$ 822,917
Eastman Chemical Co.	2,121	156,593
Ecolab, Inc.	3,875	767,405
FMC Corp.	2,019	177,026
International Flavors & Fragrances, Inc. (A)	1,653	202,807
Linde PLC	8,368	1,621,049
LyondellBasell Industries NV, Class A	3,996	357,522
Mosaic Co.	5,495	112,648
PPG Industries, Inc.	3,658	433,510
Sherwin-Williams Co.	1,271	698,885

		7,494,507

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,285	344,508
Copart, Inc. (B)	3,121	250,710
Republic Services, Inc.	3,277	283,624
Rollins, Inc.	2,180	74,273
Waste Management, Inc.	6,042	694,830

		1,647,945

Communications Equipment - 1.0%
Arista Networks, Inc. (B)	842	201,170
Cisco Systems, Inc.	65,715	3,246,978
F5 Networks, Inc. (B)	931	130,731
Juniper Networks, Inc.	5,353	132,487
Motorola Solutions, Inc.	2,563	436,761

		4,148,127

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	2,097	191,875
Quanta Services, Inc.	2,201	83,198

		275,073

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	967	265,055
Vulcan Materials Co.	2,048	309,739

		574,794

Consumer Finance - 0.6%
American Express Co.	10,531	1,245,607
Capital One Financial Corp.	7,281	662,426
Discover Financial Services	4,926	399,449
Synchrony Financial	9,448	322,082

		2,629,564

Containers & Packaging - 0.4%
Amcor PLC (B)	25,147	245,183
Avery Dennison Corp.	1,303	147,982
Ball Corp.	5,139	374,171
International Paper Co.	6,081	254,307
Packaging Corp. of America	1,465	155,436
Sealed Air Corp.	2,392	99,292
WestRock Co.	3,984	145,217

		1,421,588

Distributors - 0.1%
Genuine Parts Co.	2,261	225,173
LKQ Corp. (B)	4,771	150,048

		375,221

Diversified Consumer Services - 0.0% (C)
H&R Block, Inc.	3,107	73,387

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (B)	30,353	6,314,031

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	113,109	$ 4,280,045
CenturyLink, Inc.	15,196	189,646
Verizon Communications, Inc.	64,023	3,864,428

		8,334,119

Electric Utilities - 2.0%
Alliant Energy Corp.	3,677	198,301
American Electric Power Co., Inc.	7,644	716,166
Duke Energy Corp.	11,278	1,081,109
Edison International	5,543	418,053
Entergy Corp.	3,078	361,234
Evergy, Inc.	3,645	242,611
Eversource Energy	5,009	428,119
Exelon Corp.	15,040	726,583
FirstEnergy Corp.	8,359	403,155
NextEra Energy, Inc.	7,566	1,762,802
Pinnacle West Capital Corp.	1,738	168,708
PPL Corp.	11,180	352,058
Southern Co.	16,180	999,439
Xcel Energy, Inc.	8,117	526,712

		8,385,050

Electrical Equipment - 0.4%
AMETEK, Inc.	3,535	324,584
Eaton Corp. PLC	6,501	540,558
Emerson Electric Co.	9,521	636,574
Rockwell Automation, Inc.	1,811	298,453

		1,800,169

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	4,604	444,286
CDW Corp.	2,240	276,058
Corning, Inc.	12,087	344,721
FLIR Systems, Inc.	2,099	110,386
IPG Photonics Corp. (B)	552	74,851
Keysight Technologies, Inc. (B)	2,904	282,414
TE Connectivity, Ltd.	5,200	484,536

		2,017,252

Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	10,047	233,090
Halliburton Co.	13,559	255,587
Helmerich & Payne, Inc.	1,694	67,879
National Oilwell Varco, Inc.	5,974	126,649
Schlumberger, Ltd.	21,408	731,511
TechnipFMC PLC	6,497	156,838

		1,571,554

Entertainment - 1.7%
Activision Blizzard, Inc.	11,873	628,319
Electronic Arts, Inc. (B)	4,562	446,255
Netflix, Inc. (B)	6,777	1,813,661
Take-Two Interactive Software, Inc. (B)	1,752	219,596
Viacom, Inc., Class B	5,479	131,660
Walt Disney Co.	27,885	3,633,973

		6,873,464

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	1,756	$ 270,494
American Tower Corp.	6,853	1,515,404
Apartment Investment & Management Co., Class A	2,305	120,183
AvalonBay Communities, Inc.	2,162	465,543
Boston Properties, Inc.	2,225	288,494
Crown Castle International Corp.	6,436	894,668
Digital Realty Trust, Inc.	3,225	418,637
Duke Realty Corp.	5,595	190,062
Equinix, Inc.	1,313	757,338
Equity Residential	5,396	465,459
Essex Property Trust, Inc.	1,017	332,203
Extra Space Storage, Inc.	1,989	232,355
Federal Realty Investment Trust	1,079	146,895
HCP, Inc.	7,602	270,859
Host Hotels & Resorts, Inc.	11,299	195,360
Iron Mountain, Inc.	4,444	143,941
Kimco Realty Corp.	6,534	136,430
Macerich Co. (A)	1,706	53,893
Mid-America Apartment Communities, Inc.	1,765	229,468
Prologis, Inc.	9,770	832,599
Public Storage	2,324	570,008
Realty Income Corp.	4,926	377,726
Regency Centers Corp.	2,594	180,257
SBA Communications Corp.	1,751	422,254
Simon Property Group, Inc.	4,768	742,139
SL Green Realty Corp.	1,276	104,313
UDR, Inc.	4,533	219,760
Ventas, Inc.	5,767	421,164
Vornado Realty Trust	2,452	156,119
Welltower, Inc.	6,273	568,647
Weyerhaeuser Co.	11,531	319,409

		12,042,081

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	6,808	1,961,453
Kroger Co.	12,365	318,770
Sysco Corp.	7,944	630,754
Walgreens Boots Alliance, Inc.	11,743	649,505
Walmart, Inc.	22,014	2,612,621

		6,173,103

Food Products - 1.1%
Archer-Daniels-Midland Co.	8,622	354,106
Campbell Soup Co.	2,611	122,508
Conagra Brands, Inc.	7,532	231,082
General Mills, Inc.	9,342	514,931
Hershey Co.	2,306	357,407
Hormel Foods Corp.	4,298	187,952
J.M. Smucker Co.	1,765	194,185
Kellogg Co.	3,849	247,683
Kraft Heinz Co.	9,631	269,042
Lamb Weston Holdings, Inc.	2,255	163,984
McCormick & Co., Inc.	1,905	297,751
Mondelez International, Inc., Class A	22,324	1,234,964
Tyson Foods, Inc., Class A	4,561	392,884

		4,568,479

Gas Utilities - 0.1%
Atmos Energy Corp.	1,830	208,419

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	27,359	2,289,127
ABIOMED, Inc. (B)	702	124,879
Align Technology, Inc. (B)	1,125	203,535
Baxter International, Inc.	7,903	691,275

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	4,179	$ 1,057,120
Boston Scientific Corp. (B)	21,563	877,398
Cooper Cos., Inc.	767	227,799
Danaher Corp.	9,883	1,427,402
DENTSPLY SIRONA, Inc.	3,470	184,986
Edwards Lifesciences Corp. (B)	3,219	707,890
Hologic, Inc. (B)	4,138	208,928
IDEXX Laboratories, Inc. (B)	1,333	362,483
Intuitive Surgical, Inc. (B)	1,784	963,235
Medtronic PLC	20,768	2,255,820
ResMed, Inc.	2,224	300,485
Stryker Corp.	4,967	1,074,362
Teleflex, Inc.	716	243,261
Varian Medical Systems, Inc. (B)	1,410	167,917
Zimmer Biomet Holdings, Inc.	3,178	436,244

		13,804,146

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	2,354	193,805
Anthem, Inc.	3,960	950,796
Cardinal Health, Inc.	4,615	217,782
Centene Corp. (B)	6,402	276,951
Cigna Corp. (B)	5,845	887,213
CVS Health Corp.	20,131	1,269,662
DaVita, Inc. (B)	1,499	85,548
HCA Healthcare, Inc.	4,117	495,769
Henry Schein, Inc. (B)	2,295	145,732
Humana, Inc.	2,091	534,606
Laboratory Corp. of America Holdings (B)	1,512	254,016
McKesson Corp.	2,862	391,121
Quest Diagnostics, Inc.	2,085	223,158
UnitedHealth Group, Inc.	14,670	3,188,084
Universal Health Services, Inc., Class B	1,257	186,979
WellCare Health Plans, Inc. (B)	779	201,893

		9,503,115

Health Care Technology - 0.1%
Cerner Corp.	4,929	336,010

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	6,198	270,915
Chipotle Mexican Grill, Inc. (B)	395	331,986
Darden Restaurants, Inc.	1,901	224,736
Hilton Worldwide Holdings, Inc.	4,440	413,408
Marriott International, Inc., Class A	4,232	526,334
McDonald’s Corp.	11,756	2,524,131
MGM Resorts International	8,071	223,728
Norwegian Cruise Line Holdings, Ltd. (B)	3,337	172,757
Royal Caribbean Cruises, Ltd.	2,660	288,158
Starbucks Corp.	18,529	1,638,334
Wynn Resorts, Ltd.	1,499	162,971
Yum! Brands, Inc.	4,710	534,255

		7,311,713

Household Durables - 0.4%
D.R. Horton, Inc.	5,209	274,566
Garmin, Ltd.	2,236	189,367
Leggett & Platt, Inc.	2,035	83,313
Lennar Corp., Class A	4,402	245,852
Mohawk Industries, Inc. (B)	927	115,013
Newell Brands, Inc.	5,899	110,429
NVR, Inc. (B)	53	197,020
PulteGroup, Inc.	3,990	145,834
Whirlpool Corp.	983	155,668

		1,517,062

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.7%
Church & Dwight Co., Inc.	3,825	$ 287,793
Clorox Co.	1,946	295,539
Colgate-Palmolive Co.	13,282	976,360
Kimberly-Clark Corp.	5,328	756,842
Procter & Gamble Co.	38,740	4,818,481

		7,135,015

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	10,276	167,910
NRG Energy, Inc.	3,916	155,073

		322,983

Industrial Conglomerates - 1.3%
3M Co.	8,905	1,463,982
General Electric Co.	135,091	1,207,713
Honeywell International, Inc.	11,138	1,884,550
Roper Technologies, Inc.	1,610	574,126

		5,130,371

Insurance - 2.3%
Aflac, Inc.	11,461	599,640
Allstate Corp.	5,096	553,833
American International Group, Inc.	13,466	750,056
Aon PLC	3,651	706,724
Arthur J. Gallagher & Co.	2,880	257,962
Assurant, Inc.	946	119,026
Chubb, Ltd.	7,055	1,138,959
Cincinnati Financial Corp.	2,351	274,291
Everest Re Group, Ltd.	631	167,903
Globe Life, Inc.	1,554	148,811
Hartford Financial Services Group, Inc.	5,597	339,234
Lincoln National Corp.	3,099	186,932
Loews Corp.	4,025	207,207
Marsh & McLennan Cos., Inc.	7,837	784,092
MetLife, Inc.	12,321	581,058
Principal Financial Group, Inc.	4,014	229,360
Progressive Corp.	9,050	699,112
Prudential Financial, Inc.	6,223	559,759
Travelers Cos., Inc.	4,031	599,369
Unum Group	3,230	95,996
Willis Towers Watson PLC	1,997	385,361

		9,384,685

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A (B)	4,637	5,662,426
Alphabet, Inc., Class C (B)	4,678	5,702,482
Facebook, Inc., Class A (B)	37,240	6,631,700
TripAdvisor, Inc. (B)	1,625	62,855
Twitter, Inc. (B)	11,966	492,999

		18,552,462

Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (B)	6,432	11,165,373
Booking Holdings, Inc. (B)	658	1,291,397
eBay, Inc.	12,205	475,751
Expedia Group, Inc.	2,165	290,998

		13,223,519

IT Services - 5.2%
Accenture PLC, Class A	9,863	1,897,148
Akamai Technologies, Inc. (B)	2,554	233,385
Alliance Data Systems Corp.	634	81,234

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Automatic Data Processing, Inc.	6,717	$ 1,084,258
Broadridge Financial Solutions, Inc.	1,769	220,117
Cognizant Technology Solutions Corp., Class A	8,549	515,206
DXC Technology Co.	4,055	119,623
Fidelity National Information Services, Inc.	9,496	1,260,689
Fiserv, Inc. (B)	8,836	915,321
FleetCor Technologies, Inc. (B)	1,340	384,285
Gartner, Inc. (B)	1,395	199,471
Global Payments, Inc.	4,645	738,505
International Business Machines Corp.	13,713	1,994,144
Jack Henry & Associates, Inc.	1,192	173,996
Leidos Holdings, Inc.	2,093	179,747
Mastercard, Inc., Class A	13,820	3,753,097
Paychex, Inc.	4,951	409,794
PayPal Holdings, Inc. (B)	18,214	1,886,788
VeriSign, Inc. (B)	1,612	304,072
Visa, Inc., Class A	26,733	4,598,343
Western Union Co.	6,562	152,042

		21,101,265

Leisure Products - 0.1%
Hasbro, Inc.	1,817	215,660

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	4,790	367,058
Illumina, Inc. (B)	2,275	692,100
IQVIA Holdings, Inc. (B)	2,820	421,252
Mettler-Toledo International, Inc. (B)	381	268,376
PerkinElmer, Inc.	1,719	146,407
Thermo Fisher Scientific, Inc.	6,199	1,805,583
Waters Corp. (B)	1,033	230,597

		3,931,373

Machinery - 1.5%
Caterpillar, Inc.	8,709	1,100,034
Cummins, Inc.	2,442	397,240
Deere & Co.	4,874	822,146
Dover Corp.	2,251	224,109
Flowserve Corp.	2,030	94,821
Fortive Corp.	4,571	313,388
IDEX Corp.	1,174	192,395
Illinois Tool Works, Inc.	4,557	713,125
Ingersoll-Rand PLC	3,740	460,805
PACCAR, Inc.	5,362	375,394
Parker-Hannifin Corp.	1,988	359,053
Pentair PLC	2,601	98,318
Snap-on, Inc.	855	133,842
Stanley Black & Decker, Inc.	2,349	339,219
Wabtec Corp.	2,819	202,573
Xylem, Inc.	2,787	221,901

		6,048,363

Media - 1.3%
CBS Corp., Class B	5,065	204,474
Charter Communications, Inc., Class A (B)	2,503	1,031,536
Comcast Corp., Class A	70,208	3,164,977
Discovery, Inc., Class A (A) (B)	2,446	65,137
Discovery, Inc., Class C (B)	5,371	132,234
DISH Network Corp., Class A (B)	3,724	126,877
Fox Corp., Class A	5,486	173,001
Fox Corp., Class B (B)	2,513	79,260
Interpublic Group of Cos., Inc.	5,994	129,231
News Corp., Class A	5,970	83,102
News Corp., Class B	1,885	26,946
Omnicom Group, Inc.	3,367	263,636

		5,480,411

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	22,459	$ 214,933
Newmont Goldcorp Corp.	12,692	481,281
Nucor Corp.	4,693	238,920

		935,134

Multi-Utilities - 1.1%
Ameren Corp.	3,805	304,590
CenterPoint Energy, Inc.	7,774	234,619
CMS Energy Corp.	4,393	280,932
Consolidated Edison, Inc.	5,141	485,670
Dominion Energy, Inc.	12,723	1,031,072
DTE Energy Co.	2,837	377,208
NiSource, Inc.	5,779	172,908
Public Service Enterprise Group, Inc.	7,827	485,900
Sempra Energy	4,250	627,343
WEC Energy Group, Inc.	4,883	464,373

		4,464,615

Multiline Retail - 0.5%
Dollar General Corp.	3,979	632,422
Dollar Tree, Inc. (B)	3,663	418,168
Kohl’s Corp.	2,463	122,313
Macy’s, Inc.	4,782	74,312
Nordstrom, Inc. (A)	1,655	55,724
Target Corp.	7,909	845,551

		2,148,490

Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	5,820	148,992
Cabot Oil & Gas Corp.	6,477	113,801
Chevron Corp.	29,387	3,485,298
Cimarex Energy Co.	1,571	75,314
Concho Resources, Inc.	3,113	211,373
ConocoPhillips	17,185	979,201
Devon Energy Corp.	6,257	150,543
Diamondback Energy, Inc.	2,524	226,933
EOG Resources, Inc.	8,984	666,792
Exxon Mobil Corp.	65,496	4,624,673
Hess Corp.	4,006	242,283
HollyFrontier Corp.	2,344	125,732
Kinder Morgan, Inc.	30,137	621,124
Marathon Oil Corp.	12,446	152,712
Marathon Petroleum Corp.	10,190	619,042
Noble Energy, Inc.	7,403	166,271
Occidental Petroleum Corp.	13,846	615,732
ONEOK, Inc.	6,393	471,100
Phillips 66	6,943	710,963
Pioneer Natural Resources Co.	2,587	325,367
Valero Energy Corp.	6,415	546,815
Williams Cos., Inc.	18,762	451,414

		15,731,475

Personal Products - 0.2%
Coty, Inc., Class A	4,553	47,852
Estee Lauder Cos., Inc., Class A	3,424	681,205

		729,057

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.0%
Allergan PLC	5,078	$ 854,577
Bristol-Myers Squibb Co.	25,321	1,284,028
Eli Lilly & Co.	13,151	1,470,676
Johnson & Johnson	40,853	5,285,561
Merck & Co., Inc.	39,633	3,336,306
Mylan NV (B)	7,985	157,943
Nektar Therapeutics (A) (B)	2,713	49,417
Perrigo Co. PLC	2,106	117,705
Pfizer, Inc.	85,618	3,076,255
Zoetis, Inc.	7,392	920,969

		16,553,437

Professional Services - 0.3%
Equifax, Inc.	1,871	263,194
IHS Markit, Ltd. (B)	6,209	415,258
Nielsen Holdings PLC	5,506	117,003
Robert Half International, Inc.	1,820	101,301
Verisk Analytics, Inc.	2,531	400,252

		1,297,008

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (B)	5,206	275,970

Road & Rail - 0.9%
CSX Corp.	12,355	855,831
JB Hunt Transport Services, Inc.	1,322	146,279
Kansas City Southern	1,557	207,096
Norfolk Southern Corp.	4,077	732,474
Union Pacific Corp.	10,906	1,766,554

		3,708,234

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (B)	16,804	487,148
Analog Devices, Inc.	5,718	638,872
Applied Materials, Inc.	14,299	713,520
Broadcom, Inc.	6,162	1,701,143
Intel Corp.	68,574	3,533,618
KLA Corp.	2,465	393,044
Lam Research Corp.	2,237	516,993
Maxim Integrated Products, Inc.	4,199	243,164
Microchip Technology, Inc. (A)	3,685	342,374
Micron Technology, Inc. (B)	17,086	732,135
NVIDIA Corp.	9,427	1,640,958
Qorvo, Inc. (B)	1,823	135,157
QUALCOMM, Inc.	18,818	1,435,437
Skyworks Solutions, Inc.	2,658	210,647
Texas Instruments, Inc.	14,452	1,867,777
Xilinx, Inc.	3,910	374,969

		14,966,956

Software - 6.2%
Adobe, Inc. (B)	7,514	2,075,743
ANSYS, Inc. (B)	1,302	288,211
Autodesk, Inc. (B)	3,399	502,032
Cadence Design Systems, Inc. (B)	4,337	286,589
Citrix Systems, Inc.	1,905	183,871
Fortinet, Inc. (B)	2,197	168,642
Intuit, Inc.	4,026	1,070,674
Microsoft Corp.	118,193	16,432,373
Oracle Corp.	34,080	1,875,422
salesforce.com, Inc. (B)	13,576	2,015,221
Symantec Corp.	8,802	207,991
Synopsys, Inc. (B)	2,326	319,244

		25,426,013

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,105	$ 182,767
AutoZone, Inc. (B)	380	412,156
Best Buy Co., Inc.	3,590	247,674
CarMax, Inc. (B)	2,563	225,544
Gap, Inc.	3,316	57,566
Home Depot, Inc.	16,952	3,933,203
L Brands, Inc.	3,594	70,407
Lowe’s Cos., Inc.	11,947	1,313,692
O’Reilly Automotive, Inc. (B)	1,184	471,836
Ross Stores, Inc.	5,645	620,103
Tiffany & Co.	1,683	155,896
TJX Cos., Inc.	18,714	1,043,118
Tractor Supply Co.	1,846	166,952
Ulta Salon Cosmetics & Fragrance, Inc. (B)	911	228,342

		9,129,256

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	65,758	14,727,819
Hewlett Packard Enterprise Co.	20,210	306,586
HP, Inc.	22,939	434,006
NetApp, Inc.	3,683	193,394
Seagate Technology PLC	3,665	197,140
Western Digital Corp.	4,582	273,271
Xerox Holdings Corp. (B)	2,946	88,115

		16,220,331

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings, Ltd. (B)	2,346	77,793
Hanesbrands, Inc.	5,597	85,746
NIKE, Inc., Class B	19,378	1,819,982
PVH Corp.	1,148	101,288
Ralph Lauren Corp.	802	76,567
Tapestry, Inc.	4,440	115,662
Under Armour, Inc., Class A (B)	2,912	58,065
Under Armour, Inc., Class C (B)	3,009	54,553
VF Corp.	5,054	449,756

		2,839,412

Tobacco - 0.7%
Altria Group, Inc.	28,917	1,182,705
Philip Morris International, Inc.	24,084	1,828,698

		3,011,403

Trading Companies & Distributors - 0.2%
Fastenal Co.	8,876	289,979
United Rentals, Inc. (B)	1,194	148,820
WW Grainger, Inc.	684	203,251

		642,050

Water Utilities - 0.1%
American Water Works Co., Inc.	2,796	347,347

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc. (B)	4,894	385,500

Total Common Stocks (Cost $348,189,890)		382,451,717

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 5.1%
U.S. Treasury - 5.1%
U.S. Treasury Note 1.50%, 09/30/2024	$ 20,939,000	$ 20,886,652

Total U.S. Government Obligation (Cost $20,891,560)		20,886,652

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.6%
Money Market Fund - 0.6%
State Street Institutional Treasury Money Market Fund, 1.87% (D)	2,622,131	2,622,131

Total Short-Term Investment Company (Cost $2,622,131)		2,622,131

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (D)	1,048,646	1,048,646

Total Other Investment Company (Cost $1,048,646)		1,048,646

Total Investments (Cost $372,752,227)		407,009,146
Net Other Assets (Liabilities) - 0.7%		2,808,770

Net Assets - 100.0%		$ 409,817,916

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	44	12/20/2019	$6,592,621	$6,552,700	$—	$(39,921)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$382,451,717	$—	$—	$382,451,717
U.S. Government Obligation	—	20,886,652	—	20,886,652
Short-Term Investment Company	—	2,622,131	—	2,622,131
Other Investment Company	1,048,646	—	—	1,048,646

Total Investments	$383,500,363	$23,508,783	$—	$407,009,146

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(39,921)	$—	$—	$(39,921)

Total Other Financial Instruments	$(39,921)	$—	$—	$(39,921)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,024,701. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 64.8%
Aerospace & Defense - 1.5%
AAR Corp.	1,143	$ 47,103
Aerojet Rocketdyne Holdings, Inc. (A)	2,509	126,729
Aerovironment, Inc. (A)	748	40,063
Cubic Corp.	1,081	76,135
Mercury Systems, Inc. (A)	1,923	156,090
Moog, Inc., Class A	1,127	91,422
National Presto Industries, Inc. (B)	175	15,591
Park Aerospace Corp.	675	11,853
Triumph Group, Inc.	1,735	39,697

		604,683

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (A)	896	22,606
Echo Global Logistics, Inc. (A)	946	21,427
Forward Air Corp.	981	62,509
Hub Group, Inc., Class A (A)	1,158	53,847

		160,389

Airlines - 0.5%
Allegiant Travel Co.	458	68,544
Hawaiian Holdings, Inc.	1,639	43,040
SkyWest, Inc.	1,765	101,311

		212,895

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (A)	3,899	32,050
Cooper Tire & Rubber Co.	1,739	45,423
Cooper-Standard Holdings, Inc. (A)	586	23,956
Dorman Products, Inc. (A)	1,011	80,415
Fox Factory Holding Corp. (A)	1,332	82,904
Garrett Motion, Inc. (A)	2,587	25,766
Gentherm, Inc. (A)	1,143	46,960
LCI Industries	868	79,726
Motorcar Parts of America, Inc. (A)	655	11,069
Standard Motor Products, Inc.	696	33,791

		462,060

Automobiles - 0.1%
Winnebago Industries, Inc.	1,096	42,032

Banks - 6.2%
Ameris Bancorp	2,265	91,144
Banc of California, Inc.	1,555	21,988
Banner Corp.	1,198	67,292
Berkshire Hills Bancorp, Inc.	1,518	44,462
Boston Private Financial Holdings, Inc.	2,908	33,893
Brookline Bancorp, Inc.	2,767	40,758
Cadence BanCorp	4,462	78,264
Central Pacific Financial Corp.	990	28,116
City Holding Co.	568	43,310
Columbia Banking System, Inc.	2,528	93,283
Community Bank System, Inc.	1,789	110,363
Customers Bancorp, Inc. (A)	996	20,657
CVB Financial Corp.	4,615	96,315
Eagle Bancorp, Inc.	1,197	53,410
First BanCorp	7,533	75,179
First Commonwealth Financial Corp.	3,414	45,338
First Financial Bancorp	3,417	83,631
First Midwest Bancorp, Inc.	3,830	74,608

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Franklin Financial Network, Inc.	461	$ 13,927
Glacier Bancorp, Inc.	2,969	120,126
Great Western Bancorp, Inc.	1,974	65,142
Hanmi Financial Corp.	1,072	20,132
Heritage Financial Corp.	1,279	34,482
Hope Bancorp, Inc.	4,392	62,981
Independent Bank Corp.	1,191	88,908
LegacyTexas Financial Group, Inc.	1,693	73,696
National Bank Holdings Corp., Class A	1,079	36,891
NBT Bancorp, Inc.	1,518	55,544
OFG Bancorp	1,780	38,982
Old National Bancorp	5,970	102,714
Opus Bank	754	16,415
Pacific Premier Bancorp, Inc.	2,092	65,249
Preferred Bank	483	25,300
S&T Bancorp, Inc.	1,194	43,617
Seacoast Banking Corp. of Florida (A)	1,784	45,153
ServisFirst Bancshares, Inc.	1,596	52,907
Simmons First National Corp., Class A	3,349	83,390
Southside Bancshares, Inc.	1,100	37,521
Tompkins Financial Corp.	429	34,805
Triumph Bancorp, Inc. (A)	836	26,660
United Community Banks, Inc.	2,741	77,707
Veritex Holdings, Inc.	1,688	40,959
Westamerica Bancorporation	935	58,138

		2,423,357

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	161	48,923
MGP Ingredients, Inc. (B)	460	22,853
National Beverage Corp. (B)	404	17,921

		89,697

Biotechnology - 1.9%
Acorda Therapeutics, Inc. (A)	1,667	4,784
AMAG Pharmaceuticals, Inc. (A) (B)	1,175	13,571
Anika Therapeutics, Inc. (A)	478	26,237
Arrowhead Pharmaceuticals, Inc. (A) (B)	3,304	93,107
Cytokinetics, Inc. (A)	2,034	23,147
Eagle Pharmaceuticals, Inc. (A)	351	19,856
Emergent BioSolutions, Inc. (A)	1,520	79,466
Enanta Pharmaceuticals, Inc. (A)	553	33,224
Genomic Health, Inc. (A)	750	50,865
Medicines Co. (A) (B)	2,558	127,900
Momenta Pharmaceuticals, Inc. (A)	3,422	44,349
Myriad Genetics, Inc. (A)	2,561	73,322
Progenics Pharmaceuticals, Inc. (A)	2,996	15,145
REGENXBIO, Inc. (A)	1,085	38,626
Spectrum Pharmaceuticals, Inc. (A)	3,912	32,450
Vanda Pharmaceuticals, Inc. (A)	1,847	24,528
Xencor, Inc. (A)	1,708	57,611

		758,188

Building Products - 1.3%
AAON, Inc.	1,409	64,730
American Woodmark Corp. (A)	540	48,011
Apogee Enterprises, Inc.	919	35,832
Gibraltar Industries, Inc. (A)	1,117	51,315
Griffon Corp.	1,476	30,952
Insteel Industries, Inc.	634	13,016
Patrick Industries, Inc. (A)	778	33,361
PGT Innovations, Inc. (A)	2,031	35,075
Quanex Building Products Corp.	1,150	20,792
Simpson Manufacturing Co., Inc.	1,409	97,742
Universal Forest Products, Inc.	2,127	84,825

		515,651

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 0.5%
Blucora, Inc. (A)	1,693	$ 36,637
Donnelley Financial Solutions, Inc. (A)	1,082	13,330
Greenhill & Co., Inc.	551	7,229
INTL. FCStone, Inc. (A)	565	23,199
Piper Jaffray Cos.	492	37,136
Virtus Investment Partners, Inc.	226	24,989
Waddell & Reed Financial, Inc., Class A (B)	2,533	43,517
WisdomTree Investments, Inc.	4,086	21,349

		207,386

Chemicals - 1.9%
AdvanSix, Inc. (A)	964	24,794
American Vanguard Corp.	921	14,460
Balchem Corp.	1,122	111,291
Ferro Corp. (A)	2,840	33,682
FutureFuel Corp.	895	10,686
GCP Applied Technologies, Inc. (A)	1,864	35,882
Hawkins, Inc.	329	13,983
HB Fuller Co.	1,765	82,178
Innophos Holdings, Inc.	683	22,170
Innospec, Inc.	849	75,680
Koppers Holdings, Inc. (A)	717	20,944
Kraton Corp. (A)	1,099	35,487
Livent Corp. (A)	5,060	33,851
LSB Industries, Inc. (A)	758	3,926
Quaker Chemical Corp.	447	70,689
Rayonier Advanced Materials, Inc.	1,732	7,500
Stepan Co.	696	67,554
Tredegar Corp.	856	16,709
Trinseo SA	1,394	59,872

		741,338

Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	2,302	83,609
Brady Corp., Class A	1,715	90,981
Interface, Inc.	2,026	29,255
Matthews International Corp., Class A	1,092	38,646
Mobile Mini, Inc.	1,549	57,096
Pitney Bowes, Inc.	5,924	27,073
R.R. Donnelley & Sons Co.	2,454	9,251
Team, Inc. (A) (B)	1,050	18,952
UniFirst Corp.	532	103,804
US Ecology, Inc.	766	48,978
Viad Corp.	704	47,274

		554,919

Communications Equipment - 0.7%
ADTRAN, Inc.	1,657	18,799
Applied Optoelectronics, Inc. (A) (B)	660	7,405
CalAmp Corp. (A)	1,166	13,432
Comtech Telecommunications Corp.	837	27,203
Digi International, Inc. (A)	975	13,280
Extreme Networks, Inc. (A)	4,187	30,460
Harmonic, Inc. (A)	3,106	20,437
NETGEAR, Inc. (A)	1,079	34,765
Viavi Solutions, Inc. (A)	7,933	111,102

		276,883

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.4%
Aegion Corp. (A)	1,071	$ 22,898
Arcosa, Inc.	1,677	57,370
Comfort Systems, Inc.	1,278	56,526
MYR Group, Inc. (A)	577	18,054

		154,848

Construction Materials - 0.1%
US Concrete, Inc. (A)	549	30,349

Consumer Finance - 0.4%
Encore Capital Group, Inc. (A) (B)	958	31,925
Enova International, Inc. (A)	1,179	24,464
EZCORP, Inc., Class A (A)	1,819	11,742
PRA Group, Inc. (A)	1,574	53,185
World Acceptance Corp. (A)	219	27,925

		149,241

Containers & Packaging - 0.1%
Myers Industries, Inc.	1,230	21,710

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,590	51,063

Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	556	12,421
Career Education Corp. (A)	2,430	38,613
Regis Corp. (A)	850	17,187
Strategic Education, Inc.	761	103,404

		171,625

Diversified Telecommunication Services - 0.7%
ATN International, Inc.	377	22,006
Cincinnati Bell, Inc. (A)	1,748	8,862
Cogent Communications Holdings, Inc.	1,444	79,564
Consolidated Communications Holdings, Inc.	2,498	11,890
Frontier Communications Corp. (A) (B)	3,653	3,167
Iridium Communications, Inc. (A)	3,356	71,416
Vonage Holdings Corp. (A)	7,889	89,146

		286,051

Electric Utilities - 0.2%
E.I. Paso Electric Co.	1,414	94,851

Electrical Equipment - 0.3%
AZZ, Inc.	907	39,509
Encore Wire Corp.	725	40,803
Powell Industries, Inc.	305	11,941
Vicor Corp. (A)	633	18,686

		110,939

Electronic Equipment, Instruments & Components - 2.7%
Anixter International, Inc. (A)	1,040	71,885
Arlo Technologies, Inc. (A)	2,595	8,849
Badger Meter, Inc.	1,009	54,183
Bel Fuse, Inc., Class B	352	5,291
Benchmark Electronics, Inc.	1,304	37,894
CTS Corp.	1,132	36,632
Daktronics, Inc.	1,293	9,549
ePlus, Inc. (A)	468	35,610
Fabrinet (A)	1,278	66,839
FARO Technologies, Inc. (A)	601	29,058
II-VI, Inc. (A) (C)	0	2
Insight Enterprises, Inc. (A)	1,241	69,111
Itron, Inc. (A)	1,217	90,009
Kemet Corp.	2,011	36,560

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Knowles Corp. (A)	2,969	$ 60,390
Methode Electronics, Inc.	1,286	43,261
MTS Systems Corp.	623	34,421
OSI Systems, Inc. (A)	587	59,616
Plexus Corp. (A)	1,015	63,448
Rogers Corp. (A)	643	87,905
Sanmina Corp. (A)	2,413	77,481
ScanSource, Inc. (A)	875	26,731
TTM Technologies, Inc. (A)	3,401	41,475

		1,046,200

Energy Equipment & Services - 1.2%
Archrock, Inc.	4,425	44,117
C&J Energy Services, Inc. (A)	2,289	24,561
Diamond Offshore Drilling, Inc. (A) (B)	2,243	12,471
DMC Global, Inc.	508	22,342
Dril-Quip, Inc. (A)	1,255	62,976
Era Group, Inc. (A)	684	7,223
Exterran Corp. (A)	1,028	13,426
Geospace Technologies Corp. (A)	473	7,270
Gulf Island Fabrication, Inc. (A)	438	2,343
Helix Energy Solutions Group, Inc. (A)	4,899	39,486
KLX Energy Services Holdings, Inc. (A)	728	6,294
Matrix Service Co. (A)	940	16,112
McDermott International, Inc. (A) (B)	6,300	12,726
Nabors Industries, Ltd.	11,717	21,911
Newpark Resources, Inc. (A)	3,122	23,790
Noble Corp. PLC (A)	8,638	10,970
Oil States International, Inc. (A)	2,097	27,890
ProPetro Holding Corp. (A)	2,854	25,943
RPC, Inc. (B)	1,785	10,014
SEACOR Holdings, Inc. (A)	606	28,524
TETRA Technologies, Inc. (A)	4,353	8,749
US Silica Holdings, Inc.	2,551	24,387
Valaris PLC (A) (B)	6,859	32,992

		486,517

Entertainment - 0.1%
Marcus Corp.	797	29,497

Equity Real Estate Investment Trusts - 4.3%
Acadia Realty Trust	2,928	83,682
Agree Realty Corp.	1,455	106,433
American Assets Trust, Inc.	1,656	77,401
Armada Hoffler Properties, Inc.	1,837	33,231
CareTrust, Inc.	3,312	77,849
CBL & Associates Properties, Inc. (B)	6,013	7,757
Cedar Realty Trust, Inc.	2,979	8,937
Chatham Lodging Trust	1,626	29,512
Community Healthcare Trust, Inc.	632	28,156
DiamondRock Hospitality Co.	6,940	71,135
Easterly Government Properties, Inc.	2,469	52,590
Four Corners Property Trust, Inc.	2,372	67,080
Franklin Street Properties Corp.	3,717	31,446
Getty Realty Corp.	1,183	37,927
Global Net Lease, Inc.	2,929	57,116
Hersha Hospitality Trust	1,266	18,838
Independence Realty Trust, Inc.	3,126	44,733
Innovative Industrial Properties, Inc. (B)	392	36,209
iStar, Inc. (B)	2,047	26,713
Kite Realty Group Trust	2,911	47,013
Lexington Realty Trust	8,589	88,037
LTC Properties, Inc.	1,378	70,581
National Storage Affiliates Trust	2,055	68,575

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Office Properties Income Trust	1,668	$ 51,108
Pennsylvania Real Estate Investment Trust (B)	2,070	11,840
Retail Opportunity Investments Corp.	3,963	72,246
RPT Realty	2,786	37,750
Saul Centers, Inc.	407	22,186
Summit Hotel Properties, Inc.	3,644	42,270
Universal Health Realty Income Trust	439	45,129
Urstadt Biddle Properties, Inc., Class A	1,036	24,553
Washington Prime Group, Inc. (B)	6,468	26,778
Washington Real Estate Investment Trust	2,776	75,951
Whitestone, REIT	1,395	19,195
Xenia Hotels & Resorts, Inc.	3,905	82,474

		1,682,431

Food & Staples Retailing - 0.4%
Andersons, Inc.	1,130	25,346
Chefs’ Warehouse, Inc. (A)	882	35,562
PriceSmart, Inc.	773	54,960
SpartanNash Co.	1,260	14,906
United Natural Foods, Inc. (A)	1,827	21,047

		151,821

Food Products - 1.1%
B&G Foods, Inc. (B)	2,266	42,850
Cal-Maine Foods, Inc.	1,050	41,953
Calavo Growers, Inc.	567	53,967
Darling Ingredients, Inc. (A)	5,711	109,251
Dean Foods Co. (B)	3,185	3,695
Fresh Del Monte Produce, Inc.	1,057	36,054
J&J Snack Foods Corp.	516	99,072
John B Sanfilippo & Son, Inc.	305	29,463
Seneca Foods Corp., Class A (A)	238	7,421

		423,726

Gas Utilities - 0.5%
NorthWest Natural Holding Co.	1,055	75,263
South Jersey Industries, Inc.	3,203	105,411

		180,674

Health Care Equipment & Supplies - 2.1%
AngioDynamics, Inc. (A)	1,298	23,909
Cardiovascular Systems, Inc. (A)	1,223	58,117
CONMED Corp.	981	94,323
CryoLife, Inc. (A)	1,300	35,295
Cutera, Inc. (A)	491	14,352
Heska Corp. (A)	243	17,221
Inogen, Inc. (A)	631	30,231
Integer Holdings Corp. (A)	1,132	85,534
Invacare Corp.	1,167	8,752
Lantheus Holdings, Inc. (A)	1,355	33,963
LeMaitre Vascular, Inc.	564	19,278
Meridian Bioscience, Inc.	1,481	14,055
Merit Medical Systems, Inc. (A)	1,913	58,270
Mesa Laboratories, Inc. (B)	139	33,050
Natus Medical, Inc. (A)	1,181	37,603
Neogen Corp. (A)	1,816	123,688
OraSure Technologies, Inc. (A)	2,140	15,986
Orthofix Medical, Inc. (A)	660	34,993
Surmodics, Inc. (A)	468	21,406
Tactile Systems Technology, Inc. (A) (B)	658	27,847
Varex Imaging Corp. (A)	1,331	37,987

		825,860

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.7%
Addus HomeCare Corp. (A)	456	$ 36,152
AMN Healthcare Services, Inc. (A)	1,618	93,132
BioTelemetry, Inc. (A)	1,175	47,858
Community Health Systems, Inc. (A) (B)	4,092	14,731
CorVel Corp. (A)	314	23,770
Cross Country Healthcare, Inc. (A)	1,279	13,174
Diplomat Pharmacy, Inc. (A)	1,998	9,790
Ensign Group, Inc.	1,740	82,528
LHC Group, Inc. (A)	1,027	116,626
Magellan Health, Inc. (A)	753	46,761
Owens & Minor, Inc.	2,182	12,677
Providence Service Corp. (A)	400	23,784
Select Medical Holdings Corp. (A)	3,761	62,320
Tivity Health, Inc. (A) (B)	1,492	24,812
US Physical Therapy, Inc.	443	57,834

		665,949

Health Care Technology - 0.8%
Computer Programs & Systems, Inc.	433	9,790
HealthStream, Inc. (A)	887	22,964
HMS Holdings Corp. (A)	3,028	104,360
NextGen Healthcare, Inc. (A)	1,677	26,279
Omnicell, Inc. (A)	1,444	104,358
Tabula Rasa HealthCare, Inc. (A) (B)	681	37,414

		305,165

Hotels, Restaurants & Leisure - 1.1%
BJ’s Restaurants, Inc.	709	27,538
Bloomin’ Brands, Inc.	3,010	56,979
Chuy’s Holdings, Inc. (A)	576	14,262
Dave & Buster’s Entertainment, Inc.	1,069	41,637
Dine Brands Global, Inc.	595	45,137
El Pollo Loco Holdings, Inc. (A)	715	7,836
Fiesta Restaurant Group, Inc. (A)	743	7,742
Monarch Casino & Resort, Inc. (A)	413	17,218
Red Robin Gourmet Burgers, Inc. (A)	450	14,967
Ruth’s Hospitality Group, Inc.	961	19,619
Shake Shack, Inc., Class A (A)	1,060	103,922
Wingstop, Inc.	1,021	89,113

		445,970

Household Durables - 1.8%
Cavco Industries, Inc. (A)	297	57,051
Century Communities, Inc. (A)	907	27,781
Ethan Allen Interiors, Inc.	848	16,197
Installed Building Products, Inc. (A)	739	42,374
iRobot Corp. (A) (B)	975	60,128
La-Z-Boy, Inc.	1,617	54,315
LGI Homes, Inc. (A) (B)	692	57,657
M/I Homes, Inc. (A)	957	36,031
MDC Holdings, Inc.	1,718	74,046
Meritage Homes Corp. (A)	1,247	87,727
TopBuild Corp. (A)	1,188	114,559
Tupperware Brands Corp.	1,691	26,836
Universal Electronics, Inc. (A)	481	24,483
William Lyon Homes, Class A (A)	1,145	23,312

		702,497

Household Products - 0.4%
Central Garden & Pet Co. (A)	358	10,465
Central Garden & Pet Co., Class A (A)	1,432	39,702
WD-40 Co.	476	87,365

		137,532

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,245	$ 41,658

Insurance - 2.0%
Ambac Financial Group, Inc. (A)	1,579	30,869
American Equity Investment Life Holding Co.	3,154	76,327
AMERISAFE, Inc.	669	44,228
eHealth, Inc. (A)	696	46,486
Employers Holdings, Inc.	1,106	48,200
HCI Group, Inc.	227	9,543
Horace Mann Educators Corp.	1,428	66,159
James River Group Holdings, Ltd.	1,053	53,956
ProAssurance Corp.	1,864	75,063
RLI Corp.	1,382	128,402
Safety Insurance Group, Inc.	507	51,374
Stewart Information Services Corp.	822	31,885
Third Point Reinsurance, Ltd. (A)	2,771	27,682
United Fire Group, Inc.	744	34,953
United Insurance Holdings Corp.	719	10,059
Universal Insurance Holdings, Inc.	1,089	32,659

		767,845

Interactive Media & Services - 0.1%
Care.com, Inc. (A)	977	10,210
QuinStreet, Inc. (A)	1,590	20,018

		30,228

Internet & Direct Marketing Retail - 0.2%
Liquidity Services, Inc. (A)	933	6,904
PetMed Express, Inc. (B)	699	12,596
Shutterstock, Inc. (A)	661	23,876
Stamps.com, Inc. (A)	565	42,064

		85,440

IT Services - 1.3%
Cardtronics PLC, Class A (A)	1,272	38,465
CSG Systems International, Inc.	1,144	59,122
EVERTEC, Inc.	2,070	64,625
ExlService Holdings, Inc. (A)	1,185	79,348
ManTech International Corp., Class A	929	66,340
NIC, Inc.	2,321	47,929
Perficient, Inc. (A)	1,138	43,904
Sykes Enterprises, Inc. (A)	1,341	41,088
TTEC Holdings, Inc.	500	23,940
Unisys Corp. (A) (B)	1,795	13,337
Virtusa Corp. (A)	1,049	37,785

		515,883

Leisure Products - 0.3%
Callaway Golf Co.	3,262	63,316
Sturm Ruger & Co., Inc.	576	24,054
Vista Outdoor, Inc. (A)	2,002	12,392

		99,762

Life Sciences Tools & Services - 0.6%
Cambrex Corp. (A)	1,168	69,496
Luminex Corp.	1,452	29,984
Medpace Holdings, Inc. (A)	940	78,997
NeoGenomics, Inc. (A)	3,600	68,832

		247,309

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.6%
Actuant Corp., Class A	1,896	$ 41,598
Alamo Group, Inc.	336	39,554
Albany International Corp., Class A	1,064	95,930
Astec Industries, Inc.	781	24,289
Barnes Group, Inc.	1,649	84,989
Briggs & Stratton Corp.	1,458	8,835
Chart Industries, Inc. (A)	1,241	77,389
CIRCOR International, Inc. (A)	690	25,910
EnPro Industries, Inc.	714	49,016
ESCO Technologies, Inc.	901	71,684
Federal Signal Corp.	2,092	68,492
Franklin Electric Co., Inc.	1,333	63,731
Greenbrier Cos., Inc.	1,126	33,915
Harsco Corp. (A)	2,783	52,766
Hillenbrand, Inc.	2,172	67,071
John Bean Technologies Corp.	1,098	109,174
Lindsay Corp.	374	34,726
Lydall, Inc. (A)	608	15,145
Mueller Industries, Inc.	1,964	56,328
Proto Labs, Inc. (A)	932	95,157
SPX Corp. (A)	1,526	61,055
SPX Flow, Inc. (A)	1,475	58,204
Standex International Corp.	432	31,510
Tennant Co.	631	44,612
Titan International, Inc.	1,731	4,674
Wabash National Corp.	1,888	27,395
Watts Water Technologies, Inc., Class A	958	89,793

		1,432,942

Marine - 0.1%
Matson, Inc.	1,486	55,740

Media - 0.4%
EW Scripps Co., Class A	1,888	25,073
Gannett Co., Inc.	3,973	42,670
New Media Investment Group, Inc. (B)	2,097	18,475
Scholastic Corp.	1,069	40,365
TechTarget, Inc. (A)	796	17,930

		144,513

Metals & Mining - 0.6%
AK Steel Holding Corp. (A) (B)	10,967	24,895
Century Aluminum Co. (A)	1,726	11,452
Haynes International, Inc.	434	15,555
Kaiser Aluminum Corp.	555	54,928
Materion Corp.	707	43,381
Olympic Steel, Inc.	314	4,522
SunCoke Energy, Inc. (A)	3,162	17,834
TimkenSteel Corp. (A)	1,383	8,699
Warrior Met Coal, Inc.	1,788	34,902

		216,168

Mortgage Real Estate Investment Trusts - 1.2%
Apollo Commercial Real Estate Finance, Inc.	4,950	94,891
ARMOUR Residential, Inc. (B)	2,052	34,371
Capstead Mortgage Corp.	3,326	24,446
Granite Point Mortgage Trust, Inc.	1,901	35,625
Invesco Mortgage Capital, Inc.	4,950	75,785
New York Mortgage Trust, Inc.	9,109	55,474
PennyMac Mortgage Investment Trust	3,044	67,668
Redwood Trust, Inc.	3,886	63,769

		452,029

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.3%
Avista Corp.	2,292	$ 111,024

Multiline Retail - 0.1%
Big Lots, Inc.	1,352	33,124
JC Penney Co., Inc. (A) (B)	10,357	9,206

		42,330

Oil, Gas & Consumable Fuels - 1.2%
Bonanza Creek Energy, Inc. (A)	644	14,419
Callon Petroleum Co. (A) (B)	7,921	34,377
Carrizo Oil & Gas, Inc. (A) (B)	3,208	27,541
Consol Energy, Inc. (A)	945	14,770
Denbury Resources, Inc. (A) (B)	16,281	19,374
Green Plains, Inc.	1,244	13,180
Gulfport Energy Corp. (A)	5,028	13,626
HighPoint Resources Corp. (A)	3,781	6,012
Jagged Peak Energy, Inc. (A)	2,072	15,043
Laredo Petroleum, Inc. (A)	6,256	15,077
Par Pacific Holdings, Inc. (A)	1,273	29,101
PDC Energy, Inc. (A)	2,041	56,638
Penn Virginia Corp. (A)	466	13,547
QEP Resources, Inc.	8,247	30,514
Range Resources Corp. (B)	7,232	27,626
Renewable Energy Group, Inc. (A)	1,350	20,257
REX American Resources Corp. (A)	194	14,808
Ring Energy, Inc. (A)	2,069	3,393
SM Energy Co.	3,677	35,630
SRC Energy, Inc. (A)	8,441	39,335
Unit Corp. (A)	1,925	6,506
Whiting Petroleum Corp. (A) (B)	3,165	25,415

		476,189

Paper & Forest Products - 0.4%
Boise Cascade Co.	1,351	44,029
Clearwater Paper Corp. (A)	572	12,081
Mercer International, Inc.	1,388	17,406
Neenah, Inc.	584	38,030
P.H. Glatfelter Co.	1,531	23,562
Schweitzer-Mauduit International, Inc.	1,071	40,098

		175,206

Personal Products - 0.5%
Avon Products, Inc. (A)	15,368	67,619
Inter Parfums, Inc.	611	42,752
Medifast, Inc.	410	42,488
USANA Health Sciences, Inc. (A)	447	30,571

		183,430

Pharmaceuticals - 0.7%
Akorn, Inc. (A)	3,280	12,464
Amphastar Pharmaceuticals, Inc. (A)	1,195	23,697
ANI Pharmaceuticals, Inc. (A)	322	23,467
Assertio Therapeutics, Inc. (A)	2,236	2,862
Corcept Therapeutics, Inc. (A)	3,547	50,137
Endo International PLC (A)	6,985	22,422
Innoviva, Inc. (A)	2,317	24,421
Lannett Co., Inc. (A) (B)	1,163	13,026
Pacira BioSciences, Inc. (A)	1,445	55,011
Phibro Animal Health Corp., Class A	703	14,995
Supernus Pharmaceuticals, Inc. (A)	1,818	49,959

		292,461

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.2%
Exponent, Inc.	1,800	$ 125,820
Forrester Research, Inc.	367	11,795
FTI Consulting, Inc. (A)	1,301	137,893
Heidrick & Struggles International, Inc.	663	18,100
Kelly Services, Inc., Class A	1,150	27,853
Korn Ferry	1,940	74,961
Navigant Consulting, Inc.	1,327	37,090
Resources Connection, Inc.	1,038	17,636
TrueBlue, Inc. (A)	1,389	29,308

		480,456

Real Estate Management & Development - 0.2%
Marcus & Millichap, Inc. (A)	813	28,853
RE/MAX Holdings, Inc., Class A	618	19,875
Realogy Holdings Corp. (B)	3,963	26,473

		75,201

Road & Rail - 0.4%
ArcBest Corp.	885	26,948
Heartland Express, Inc.	1,620	34,846
Marten Transport, Ltd.	1,345	27,949
Saia, Inc. (A)	898	84,143

		173,886

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (A)	1,328	76,240
Axcelis Technologies, Inc. (A)	1,121	19,158
Brooks Automation, Inc.	2,504	92,723
Cabot Microelectronics Corp.	1,007	142,198
CEVA, Inc. (A)	761	22,723
Cohu, Inc.	1,425	19,245
Diodes, Inc. (A)	1,432	57,495
DSP Group, Inc. (A)	795	11,198
FormFactor, Inc. (A)	2,606	48,589
Ichor Holdings, Ltd. (A)	778	18,812
Kulicke & Soffa Industries, Inc.	2,198	51,609
MaxLinear, Inc. (A)	2,247	50,288
Nanometrics, Inc. (A)	818	26,683
PDF Solutions, Inc. (A)	967	12,639
Photronics, Inc. (A)	2,329	25,340
Power Integrations, Inc.	1,017	91,967
Rambus, Inc. (A)	3,852	50,557
Rudolph Technologies, Inc. (A)	1,079	28,442
SMART Global Holdings, Inc. (A)	456	11,619
SolarEdge Technologies, Inc. (A)	1,663	139,226
Ultra Clean Holdings, Inc. (A)	1,371	20,065
Veeco Instruments, Inc. (A)	1,698	19,833
Xperi Corp.	1,710	35,363

		1,072,012

Software - 1.6%
8x8, Inc. (A)	3,442	71,318
Agilysys, Inc. (A)	706	18,081
Alarm.com Holdings, Inc. (A)	1,261	58,813
Bottomline Technologies de, Inc. (A)	1,324	52,099
Ebix, Inc. (B)	772	32,501
LivePerson, Inc. (A) (B)	2,112	75,398
MicroStrategy, Inc., Class A (A)	284	42,137
Monotype Imaging Holdings, Inc.	1,432	28,368
Onespan, Inc. (A)	1,133	16,429
Progress Software Corp.	1,550	58,993

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Qualys, Inc. (A)	1,170	$ 88,417
SPS Commerce, Inc. (A)	1,209	56,908
TiVo Corp.	4,360	33,201

		632,663

Specialty Retail - 2.6%
Abercrombie & Fitch Co., Class A	2,189	34,148
Asbury Automotive Group, Inc. (A)	671	68,663
Barnes & Noble Education, Inc. (A)	1,320	4,118
Boot Barn Holdings, Inc. (A)	987	34,446
Buckle, Inc. (B)	990	20,394
Caleres, Inc.	1,464	34,272
Cato Corp., Class A	758	13,348
Chico’s FAS, Inc.	4,086	16,467
Children’s Place, Inc. (B)	540	41,575
Conn’s, Inc. (A)	661	16,432
Designer Brands, Inc., Class A	1,913	32,751
Express, Inc. (A)	2,332	8,022
GameStop Corp., Class A (B)	3,129	17,272
Genesco, Inc. (A)	494	19,770
Group 1 Automotive, Inc.	605	55,848
Guess?, Inc. (B)	1,478	27,387
Haverty Furniture Cos., Inc.	630	12,770
Hibbett Sports, Inc. (A)	620	14,198
Lithia Motors, Inc., Class A	777	102,859
Lumber Liquidators Holdings, Inc. (A) (B)	995	9,821
MarineMax, Inc. (A)	751	11,625
Michaels Cos., Inc. (A) (B)	2,799	27,402
Monro, Inc.	1,152	91,020
Office Depot, Inc.	18,940	33,240
Rent-A-Center, Inc.	1,693	43,662
RH (A)	554	94,640
Shoe Carnival, Inc. (B)	321	10,404
Signet Jewelers, Ltd.	1,812	30,369
Sleep Number Corp. (A)	1,016	41,981
Sonic Automotive, Inc., Class A	841	26,416
Tailored Brands, Inc. (B)	1,751	7,704
Tile Shop Holdings, Inc.	1,271	4,055
Vitamin Shoppe, Inc. (A)	534	3,482
Zumiez, Inc. (A)	706	22,363

		1,032,924

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (A) (B)	4,096	33,382
Diebold Nixdorf, Inc. (A)	2,660	29,792

		63,174

Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (A)	2,172	60,295
Fossil Group, Inc. (A)	1,610	20,141
G-III Apparel Group, Ltd. (A)	1,490	38,397
Kontoor Brands, Inc. (A)	1,617	56,757
Movado Group, Inc.	569	14,145
Oxford Industries, Inc.	590	42,303
Steven Madden, Ltd.	2,706	96,848
Unifi, Inc. (A)	506	11,092
Vera Bradley, Inc. (A)	818	8,262
Wolverine World Wide, Inc.	2,955	83,508

		431,748

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (A)	1,847	$ 51,069
Dime Community Bancshares, Inc.	1,072	22,951
Flagstar Bancorp, Inc.	979	36,566
HomeStreet, Inc. (A)	846	23,113
Meta Financial Group, Inc.	1,208	39,393
NMI Holdings, Inc., Class A (A)	2,349	61,685
Northfield Bancorp, Inc.	1,502	24,122
Northwest Bancshares, Inc.	3,475	56,955
Oritani Financial Corp.	1,329	23,517
Provident Financial Services, Inc.	2,102	51,562
TrustCo Bank Corp.	3,359	27,376
Walker & Dunlop, Inc.	991	55,427

		473,736

Tobacco - 0.2%
Universal Corp.	866	47,465
Vector Group, Ltd.	3,996	47,593

		95,058

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	1,338	75,999
DXP Enterprises, Inc. (A)	555	19,270
GMS, Inc. (A)	1,443	41,443
Kaman Corp.	966	57,438
Veritiv Corp. (A)	441	7,973

		202,123

Water Utilities - 0.5%
American States Water Co.	1,277	114,751
California Water Service Group	1,669	88,340

		203,091

Wireless Telecommunication Services - 0.0% (D)
Spok Holdings, Inc.	620	7,403

Total Common Stocks (Cost $24,878,595)		25,517,626

CONTINGENT VALUE RIGHT - 0.0%
Chemicals - 0.0%
A. Schulman, Inc. (E) (F) (G)	1,541	0

Total Contingent Value Right (Cost $667)		0

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 33.3%
U.S. Treasury - 33.3%
U.S. Treasury Note
1.50%, 09/30/2024	$ 13,156,000	13,123,110

Total U.S. Government Obligation (Cost $13,126,196)		13,123,110

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.7%
Money Market Fund - 1.7%
State Street Institutional Treasury Money Market Fund, 1.87% (H)	653,826	$ 653,826

Total Short-Term Investment Company (Cost $653,826)		653,826

OTHER INVESTMENT COMPANY - 3.3%
Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (H)	1,303,767	1,303,767

Total Other Investment Company (Cost $1,303,767)		1,303,767

Total Investments (Cost $39,963,051)		40,598,329
Net Other Assets (Liabilities) - (3.1)%		(1,230,310)

Net Assets - 100.0%		$ 39,368,019

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	10	12/20/2019	$779,820	$762,500	$—	$(17,320)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$25,517,626	$—	$—	$25,517,626
Contingent Value Right	—	—	0	0
U.S. Government Obligation	—	13,123,110	—	13,123,110
Short-Term Investment Company	—	653,826	—	653,826
Other Investment Company	1,303,767	—	—	1,303,767

Total Investments	$26,821,393	$13,776,936	$0	$40,598,329

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(17,320)	$—	$—	$(17,320)

Total Other Financial Instruments	$(17,320)	$—	$—	$(17,320)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,263,352. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Security deemed worthless.
(F)	Security is Level 3 of the fair value hierarchy.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2019, the value of the security is $0, representing 0.00% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at September 30, 2019.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 8

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 82.7%
Brazil - 6.5%
Ambev SA, ADR	66,402	$ 306,777
Banco Bradesco SA, ADR	60,797	494,888
Itau Unibanco Holding SA, ADR	73,070	614,519
Petroleo Brasileiro SA, ADR	55,390	757,676
Vale SA, ADR	47,014	540,661

		2,714,521

China - 29.7%
Agricultural Bank of China, Ltd., H Shares	426,000	166,827
Alibaba Group Holding, Ltd., ADR (A)	10,154	1,698,053
Baidu, Inc., ADR (A)	4,182	429,742
Bank of China, Ltd., H Shares	1,147,000	450,642
Bank of Communications Co., Ltd., H Shares	322,000	210,302
China Construction Bank Corp., H Shares	1,631,000	1,244,149
China Evergrande Group (B)	46,000	97,992
China Life Insurance Co., Ltd., H Shares	112,000	259,448
China Merchants Bank Co., Ltd., H Shares	57,000	271,207
China Pacific Insurance Group Co., Ltd., H Shares	39,000	143,276
China Petroleum & Chemical Corp., H Shares	384,000	228,262
China Shenhua Energy Co., Ltd., H Shares	51,000	102,398
China Tower Corp., Ltd., H Shares (C)	668,000	151,675
CNOOC, Ltd.	242,000	369,202
Country Garden Holdings Co., Ltd.	108,000	136,801
CSPC Pharmaceutical Group, Ltd.	70,000	140,546
Ctrip.com International, Ltd., ADR (A)	5,842	171,112
Industrial & Commercial Bank of China, Ltd., H Shares	1,178,000	788,900
JD.com, Inc., ADR (A)	12,567	354,515
Meituan Dianping, Class B (A)	59,800	611,014
NetEase, Inc., ADR	1,081	287,741
New Oriental Education & Technology Group, Inc., ADR (A)	1,764	195,381
PetroChina Co., Ltd., H Shares	318,000	163,474
PICC Property & Casualty Co., Ltd., H Shares	104,000	121,387
Ping An Insurance Group Co. of China, Ltd., H Shares	76,500	878,744
Shenzhou International Group Holdings, Ltd.	10,900	142,378
Sunac China Holdings, Ltd.	35,000	140,636
Sunny Optical Technology Group Co., Ltd.	10,100	148,420
TAL Education Group, ADR (A)	5,523	189,107
Tencent Holdings, Ltd.	40,500	1,705,883
Xiaomi Corp., Class B (A) (C)	199,200	223,609
Yum China Holdings, Inc.	5,704	259,133

		12,481,956

Hong Kong - 3.8%
China Gas Holdings, Ltd.	34,600	133,732
China Mengniu Dairy Co., Ltd. (A)	41,000	153,500
China Mobile, Ltd.	83,500	690,738
China Overseas Land & Investment, Ltd.	56,000	176,085
China Resources Land, Ltd.	40,000	167,615
CITIC, Ltd.	97,000	122,497
Geely Automobile Holdings, Ltd. (B)	85,000	144,208

		1,588,375

	Shares	Value
COMMON STOCKS (continued)
India - 5.0%
HDFC Bank, Ltd., ADR	20,213	$ 1,153,152
ICICI Bank, Ltd., ADR	23,698	288,641
Infosys, Ltd., ADR	57,305	651,558

		2,093,351

Indonesia - 2.6%
Astra International Tbk PT	305,200	141,904
Bank Central Asia Tbk PT	167,300	357,700
Bank Mandiri Persero Tbk PT	281,500	138,321
Bank Rakyat Indonesia Persero Tbk PT	799,800	232,136
Telekomunikasi Indonesia Persero Tbk PT	731,900	222,225

		1,092,286

Malaysia - 1.1%
Malayan Banking Bhd.	78,300	159,143
Public Bank Bhd.	38,100	182,720
Tenaga Nasional Bhd.	38,600	125,748

		467,611

Mexico - 2.6%
America Movil SAB de CV, Series L	351,892	260,925
Fomento Economico Mexicano SAB de CV	28,026	256,995
Grupo Financiero Banorte SAB de CV, Class O	43,480	233,586
Grupo Mexico SAB de CV, Series B	53,999	126,191
Wal-Mart de Mexico SAB de CV	73,724	218,364

		1,096,061

Peru - 0.5%
Credicorp, Ltd.	1,010	210,524

Poland - 0.6%
Polski Koncern Naftowy Orlen SA	4,386	107,978
Powszechna Kasa Oszczednosci Bank Polski SA	13,006	127,557

		235,535

Qatar - 0.8%
Qatar National Bank QPSC	66,853	354,187

Republic of Korea - 13.1%
Celltrion, Inc. (A)	1,548	212,241
Hana Financial Group, Inc.	4,527	133,409
Hyundai Mobis Co., Ltd.	1,020	214,889
Hyundai Motor Co.	2,191	245,449
KB Financial Group, Inc.	5,989	213,795
Kia Motors Corp.	4,034	153,785
KT&G Corp.	1,905	168,020
LG Chem, Ltd.	713	178,526
LG Corp.	1,951	114,175
LG Household & Health Care, Ltd.	141	154,067
NAVER Corp.	2,212	290,335
POSCO	1,210	229,628
Samsung C&T Corp.	1,402	105,137
Samsung Electronics Co., Ltd.	45,163	1,851,979
Samsung SDI Co., Ltd.	830	154,738
Shinhan Financial Group Co., Ltd.	7,150	249,860
SK Hynix, Inc.	8,782	603,503
SK Innovation Co., Ltd.	934	129,619
SK Telecom Co., Ltd.	597	120,533

		5,523,688

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa - 4.5%
FirstRand, Ltd. (B)	51,859	$ 212,703
MTN Group, Ltd. (B)	25,287	160,603
Naspers, Ltd., N Shares	6,603	999,453
Sanlam, Ltd.	28,268	139,042
Sasol, Ltd. (B)	8,551	142,715
Standard Bank Group, Ltd.	19,524	224,940

		1,879,456

Russian Federation - 5.7%
Gazprom PJSC, ADR	91,028	628,457
Lukoil PJSC, ADR	5,655	467,895
MMC Norilsk Nickel PJSC, ADR	9,067	232,115
Novatek PJSC, GDR	1,282	259,990
Sberbank of Russia PJSC, ADR	40,689	576,766
Tatneft PJSC, ADR	3,942	250,317

		2,415,540

Taiwan - 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,435	1,879,419

Thailand - 1.3%
Airports of Thailand PCL	64,600	157,883
CP ALL PCL	66,400	175,871
PTT PCL	129,200	201,484

		535,238

United Arab Emirates - 0.4%
First Abu Dhabi Bank PJSC	41,081	168,209

Total Common Stocks (Cost $36,125,844)		34,735,957

PREFERRED STOCK - 1.0%
Republic of Korea - 1.0%
Samsung Electronics Co., Ltd., 2.68% (D)	12,408	409,745

Total Preferred Stock (Cost $414,482)		409,745

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 14.3%
U.S. Treasury - 14.3%
U.S. Treasury Note 1.50%, 09/30/2024	$ 6,035,000	6,019,912

Total U.S. Government Obligation (Cost $6,021,327)		6,019,912

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional Treasury Money Market Fund, 1.87% (D)	115,316	115,316

Total Short-Term Investment Company (Cost $115,316)		115,316

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (D)	614,273	$ 614,273

Total Other Investment Company (Cost $614,273)		614,273

Total Investments (Cost $43,291,242)		41,895,203
Net Other Assets (Liabilities) - 0.2%		76,003

Net Assets - 100.0%		$ 41,971,206

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	16	12/20/2019	$816,833	$801,520	$—	$(15,313)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	22.1%	$9,246,080
U.S. Government Obligation	14.4	6,019,912
Internet & Direct Marketing Retail	9.2	3,834,147
Oil, Gas & Consumable Fuels	8.8	3,666,752
Technology Hardware, Storage & Peripherals	5.9	2,485,333
Semiconductors & Semiconductor Equipment	5.9	2,482,922
Interactive Media & Services	5.8	2,425,960
Insurance	3.7	1,541,897
Wireless Telecommunication Services	2.9	1,232,799
Metals & Mining	2.7	1,128,595
Real Estate Management & Development	1.7	719,129
Automobiles	1.6	685,346
IT Services	1.6	651,558
Beverages	1.3	563,772
Food & Staples Retailing	0.9	394,235
Diversified Consumer Services	0.9	384,488
Diversified Telecommunication Services	0.9	373,900
Industrial Conglomerates	0.8	341,809
Chemicals	0.8	321,241
Electronic Equipment, Instruments & Components	0.7	303,158
Entertainment	0.7	287,741
Hotels, Restaurants & Leisure	0.6	259,133
Auto Components	0.5	214,889
Diversified Financial Services	0.5	212,703
Biotechnology	0.5	212,241
Tobacco	0.4	168,020
Transportation Infrastructure	0.4	157,883
Personal Products	0.4	154,067
Food Products	0.4	153,500
Textiles, Apparel & Luxury Goods	0.3	142,378
Pharmaceuticals	0.3	140,546
Gas Utilities	0.3	133,732
Electric Utilities	0.3	125,748

Investments	98.2	41,165,614
Short-Term Investments	1.8	729,589

Total Investments	100.0%	$41,895,203

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$14,162,409	$20,573,548	$—	$34,735,957
Preferred Stock	—	409,745	—	409,745
U.S. Government Obligation	—	6,019,912	—	6,019,912
Short-Term Investment Company	—	115,316	—	115,316
Other Investment Company	614,273	—	—	614,273

Total Investments	$14,776,682	$27,118,521	$—	$41,895,203

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(15,313)	$—	$—	$(15,313)

Total Other Financial Instruments	$(15,313)	$—	$—	$(15,313)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $581,402. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $375,284, representing 0.9% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 7.0%
AGL Energy, Ltd.	8,720	$ 112,684
Alumina, Ltd.	19,756	31,579
AMP, Ltd. (A)	44,711	55,033
APA Group	15,682	121,209
Aristocrat Leisure, Ltd.	8,567	176,807
ASX, Ltd.	1,708	93,389
Atlassian Corp. PLC, Class A (B)	1,633	204,844
Aurizon Holdings, Ltd.	17,752	70,640
AusNet Services	24,788	30,344
Australia & New Zealand Banking Group, Ltd.	38,393	738,501
Bendigo & Adelaide Bank, Ltd. (A)	6,507	50,426
BHP Group PLC	27,986	597,455
BHP Group, Ltd.	38,791	960,690
BlueScope Steel, Ltd.	7,370	59,698
Boral, Ltd.	15,839	51,597
Brambles, Ltd.	21,294	163,724
Caltex Australia, Ltd.	3,494	62,024
Challenger, Ltd.	7,748	38,513
CIMIC Group, Ltd.	1,315	27,893
Coca-Cola Amatil, Ltd.	6,962	50,007
Cochlear, Ltd.	768	107,817
Coles Group, Ltd.	15,075	156,577
Commonwealth Bank of Australia	23,185	1,263,948
Computershare, Ltd.	6,881	74,950
Crown Resorts, Ltd.	5,055	41,083
CSL, Ltd.	6,011	947,407
Dexus, REIT	15,026	120,902
Evolution Mining, Ltd.	18,367	56,116
Flight Centre Travel Group, Ltd. (A)	788	25,298
Fortescue Metals Group, Ltd.	22,620	134,253
Goodman Group, REIT	21,850	208,967
GPT Group, REIT	26,782	111,269
Harvey Norman Holdings, Ltd. (A)	8,440	25,786
Incitec Pivot, Ltd.	22,472	51,380
Insurance Australia Group, Ltd.	31,542	168,061
LendLease Group	7,812	92,520
Macquarie Group, Ltd.	4,224	373,431
Magellan Financial Group, Ltd.	1,751	60,749
Medibank Pvt, Ltd. (A)	36,834	84,465
Mirvac Group, REIT	51,042	105,341
National Australia Bank, Ltd.	36,223	725,589
Newcrest Mining, Ltd.	10,162	238,168
Northern Star Resources, Ltd.	7,882	58,689
Oil Search, Ltd. (A)	17,689	87,330
Orica, Ltd.	5,024	76,375
Origin Energy, Ltd. (A)	23,350	125,515
Qantas Airways, Ltd.	12,722	53,970
QBE Insurance Group, Ltd.	18,191	154,098
Ramsay Health Care, Ltd.	1,767	77,309
REA Group, Ltd. (A)	710	51,822
Santos, Ltd.	23,467	122,345
Scentre Group, REIT	71,407	189,271
SEEK, Ltd.	4,813	69,694
Seven Group Holdings, Ltd. (A)	548	6,438
Sonic Healthcare, Ltd.	6,395	120,983
South32, Ltd.	68,408	120,881
Stockland, REIT	33,471	102,714
Suncorp Group, Ltd.	16,789	154,560
Sydney Airport	14,764	79,959
Tabcorp Holdings, Ltd.	15,804	51,696

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Telstra Corp., Ltd.	55,327	$ 130,977
TPG Telecom, Ltd. (A)	3,436	16,083
Transurban Group	30,096	298,181
Treasury Wine Estates, Ltd. (A)	9,629	120,599
Vicinity Centres, REIT	44,370	76,908
Washington H Soul Pattinson & Co., Ltd.	1,654	23,460
Wesfarmers, Ltd.	15,075	404,660
Westpac Banking Corp.	45,327	906,118
WiseTech Global, Ltd.	1,788	41,881
Woodside Petroleum, Ltd.	12,435	271,564
Woolworths Group, Ltd.	17,501	440,036
WorleyParsons, Ltd.	4,102	35,993

		13,341,243

Austria - 0.3%
ams AG (B)	1,067	47,478
Andritz AG	1,002	40,964
CA Immobilien Anlagen AG	1,222	43,364
Erste Group Bank AG (B)	4,536	150,036
Immofinanz AG (A) (B)	1,496	41,670
OMV AG	1,965	105,484
Raiffeisen Bank International AG	1,830	42,475
Verbund AG	1,247	68,246
voestalpine AG	1,597	36,701
Wienerberger AG	1,675	40,795

		617,213

Belgium - 1.2%
Ackermans & van Haaren NV	336	51,063
Ageas	2,590	143,666
Anheuser-Busch InBev SA	11,166	1,064,179
Colruyt SA	773	42,372
Galapagos NV (B)	597	90,989
Groupe Bruxelles Lambert SA	1,102	105,843
KBC Group NV	4,540	295,090
Proximus SADP	2,106	62,565
Sofina SA	276	61,383
Solvay SA	964	99,840
Telenet Group Holding NV	765	36,112
UCB SA	1,713	124,376
Umicore SA (A)	2,767	104,464

		2,281,942

Chile - 0.0% (C)
Antofagasta PLC	4,552	50,429

China - 0.1%
ENN Energy Holdings, Ltd.	10,500	108,624
Fosun International, Ltd.	29,000	35,883

		144,507

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	38	40,560
AP Moller - Maersk A/S, Class B (A)	78	88,221
Carlsberg A/S, Class B	1,436	212,301
Chr Hansen Holding A/S	1,299	110,277
Coloplast A/S, Class B	1,574	189,610
Danske Bank A/S	9,272	129,132
Demant A/S (A) (B)	1,438	36,840
DSV A/S	2,867	272,862
Genmab A/S (B)	851	172,783
GN Store Nord A/S	1,580	64,159
H. Lundbeck A/S	790	26,208
ISS A/S	2,349	58,137
Novo Nordisk A/S, Class B	22,022	1,132,363

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Novozymes A/S, B Shares	2,912	$ 122,458
Orsted A/S (D)	2,367	220,022
Rockwool International A/S, B Shares	44	8,802
Tryg A/S	1,747	50,074
Vestas Wind Systems A/S	2,722	211,367

		3,146,176

Finland - 1.2%
Elisa OYJ	2,098	108,186
Fortum Oyj	5,793	136,984
Huhtamaki OYJ	1,316	52,482
Kesko OYJ, B Shares	974	61,545
Kone OYJ, Class B	5,357	305,092
Metso OYJ	1,715	64,074
Neste OYJ (A)	5,239	173,460
Nokia OYJ	74,782	379,102
Nordea Bank Abp	42,619	302,602
Orion OYJ, Class B	1,401	52,267
Sampo OYJ, A Shares	6,304	250,713
Stora Enso OYJ, R Shares	7,746	93,356
UPM-Kymmene OYJ	7,133	210,896
Wartsila OYJ Abp (A)	6,064	67,928

		2,258,687

France - 9.6%
Accor SA	2,475	103,208
Aeroports de Paris	432	76,862
Air Liquide SA	5,666	806,726
Airbus SE	7,677	997,640
Amundi SA (D)	688	48,004
AXA SA	25,662	655,494
BNP Paribas SA	14,905	725,862
Bollore SA	12,564	52,077
Bouygues SA	2,947	118,071
Bureau Veritas SA	3,620	87,218
Capgemini SE	2,141	252,318
Carrefour SA	7,848	137,407
Christian Dior SE	152	71,951
Cie de Saint-Gobain	7,367	289,134
Cie Generale des Etablissements Michelin SCA	2,396	267,481
CNP Assurances	2,135	41,268
Credit Agricole SA	16,184	196,552
Danone SA	8,349	735,630
Dassault Aviation SA	40	56,603
Dassault Systemes SE	1,848	263,421
Electricite de France SA	4,639	51,940
Engie SA	21,367	348,949
EssilorLuxottica SA	3,654	526,830
Hermes International	393	271,636
Kering SA	999	509,213
L’Oreal SA	3,243	908,275
Legrand SA	3,534	252,279
LVMH Moet Hennessy Louis Vuitton SE	3,568	1,418,428
Natixis SA	12,110	50,235
Orange SA	27,290	428,274
Pernod Ricard SA	2,790	497,007
Peugeot SA	7,367	183,761
Publicis Groupe SA	2,906	142,945
Renault SA	2,554	146,625
Safran SA	4,322	680,626
Sanofi	15,196	1,409,161
Sartorius Stedim Biotech	226	31,636
Schneider Electric SE	7,158	628,194
Societe Generale SA	10,568	289,644
Sodexo SA	1,218	136,770

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Thales SA	1,415	$ 162,748
TOTAL SA (A)	33,312	1,739,027
Unibail-Rodamco-Westfield, REIT	1,814	264,507
Veolia Environnement SA	7,483	189,754
Vinci SA	6,808	733,450
Vivendi SA	10,251	281,402

		18,266,243

Germany - 7.2%
adidas AG	2,363	735,875
Allianz SE	5,713	1,331,924
BASF SE	12,161	850,098
Bayer AG	12,056	850,250
Bayerische Motoren Werke AG	4,550	320,393
Beiersdorf AG	1,322	155,943
Commerzbank AG	13,982	81,124
Continental AG	1,428	183,236
Covestro AG (D)	1,905	94,288
Daimler AG	11,999	596,769
Deutsche Bank AG	24,920	186,670
Deutsche Boerse AG	2,575	402,562
Deutsche Lufthansa AG	3,300	52,454
Deutsche Post AG	12,934	432,114
Deutsche Telekom AG	42,961	720,995
Deutsche Wohnen SE	4,739	173,025
E.ON SE	29,210	284,023
Evonik Industries AG	1,985	49,016
Fresenius Medical Care AG & Co. KGaA	2,868	192,917
Fresenius SE & Co. KGaA	5,476	256,080
Hannover Rueck SE	805	136,117
HeidelbergCement AG	1,806	130,577
Henkel AG & Co. KGaA	1,357	124,270
HOCHTIEF AG	281	32,044
Infineon Technologies AG	16,654	299,795
Knorr-Bremse AG	410	38,548
Merck KGaA	1,712	192,895
MTU Aero Engines AG	597	158,677
Muenchener Rueckversicherungs-Gesellschaft AG	1,990	515,039
Puma SE	998	77,249
RWE AG	7,408	231,706
SAP SE	14,022	1,649,138
Siemens AG	10,798	1,156,597
Siemens Healthineers AG (D)	1,324	52,100
Symrise AG	1,282	124,613
Telefonica Deutschland Holding AG	10,779	30,060
thyssenkrupp AG	5,150	71,333
Uniper SE	724	23,750
Volkswagen AG	418	71,864
Vonovia SE	6,836	346,919
Wirecard AG	1,495	239,180
Zalando SE (B) (D)	1,665	76,020

		13,728,247

Hong Kong - 3.1%
AIA Group, Ltd.	157,200	1,484,892
Alibaba Health Information Technology, Ltd. (A) (B)	40,000	34,952
Bank of East Asia, Ltd.	19,800	48,746
BOC Hong Kong Holdings, Ltd.	47,500	161,173
Chow Tai Fook Jewellery Group, Ltd.	4,400	3,631
CK Asset Holdings, Ltd.	35,500	240,458
CK Hutchison Holdings, Ltd.	37,000	326,607
CK Infrastructure Holdings, Ltd.	9,000	60,559
CLP Holdings, Ltd.	24,000	252,111
Dairy Farm International Holdings, Ltd.	4,000	25,200

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Galaxy Entertainment Group, Ltd.	33,000	$ 205,213
Hang Lung Properties, Ltd.	20,000	45,412
Hang Seng Bank, Ltd.	9,500	204,799
Henderson Land Development Co., Ltd.	22,000	102,431
HK Electric Investments & HK Electric Investments, Ltd.	38,500	36,686
HKT Trust & HKT, Ltd.	40,000	63,474
Hong Kong & China Gas Co., Ltd.	140,000	272,878
Hong Kong Exchanges & Clearing, Ltd.	15,400	451,820
Hongkong Land Holdings, Ltd.	15,300	85,986
Jardine Matheson Holdings, Ltd.	4,000	214,000
Jardine Strategic Holdings, Ltd.	1,800	53,784
Link, REIT	28,000	308,774
Melco Resorts & Entertainment, Ltd., ADR	2,113	41,013
MTR Corp., Ltd.	20,000	112,254
New World Development Co., Ltd.	79,000	102,587
NWS Holdings, Ltd.	18,000	27,875
Power Assets Holdings, Ltd.	20,000	134,322
Sino Land Co., Ltd.	40,000	60,107
Sun Hung Kai Properties, Ltd.	18,500	266,194
Swire Pacific, Ltd., Class B	45,000	65,783
Swire Properties, Ltd.	15,400	48,325
Techtronic Industries Co., Ltd.	20,000	139,169
Wharf Holdings, Ltd.	18,000	39,263
Wharf Real Estate Investment Co., Ltd.	17,000	92,813
Wheelock & Co., Ltd.	14,000	79,738

		5,893,029

Ireland - 0.9%
AerCap Holdings NV (B)	1,660	90,885
AIB Group PLC	7,061	20,969
Bank of Ireland Group PLC	13,307	52,807
CRH PLC	11,129	383,276
DCC PLC	1,359	118,836
Experian PLC	12,266	392,849
Flutter Entertainment PLC (B)	1,123	104,996
Glanbia PLC	2,297	28,548
ICON PLC (B)	603	88,846
James Hardie Industries PLC, CDI (A)	5,953	99,813
Kerry Group PLC, Class A	1,708	199,799
Kingspan Group PLC	1,644	80,295
Smurfit Kappa Group PLC	3,530	105,061

		1,766,980

Israel - 0.7%
Airport City, Ltd. (B)	462	8,972
Alony Hetz Properties & Investments, Ltd.	443	6,481
Azrieli Group, Ltd.	642	50,425
Bank Hapoalim BM (B)	16,285	128,376
Bank Leumi Le-Israel BM	21,498	153,018
Bezeq Israeli Telecommunication Corp., Ltd.	33,181	21,976
Check Point Software Technologies, Ltd. (B)	1,709	187,135
CyberArk Software, Ltd. (B)	486	48,513
Delek Group, Ltd.	51	5,953
Elbit Systems, Ltd.	396	65,624
Gazit-Globe, Ltd.	73	736
Israel Chemicals, Ltd.	8,995	44,667
Israel Corp., Ltd. (B)	20	4,497
Israel Discount Bank, Ltd., A Shares	20,897	91,926
Melisron, Ltd.	19	1,227
Mellanox Technologies, Ltd. (B)	550	60,274
Mizrahi Tefahot Bank, Ltd.	2,823	70,173
Nice, Ltd. (B)	985	144,811
Oil Refineries, Ltd. (B)	5,673	2,992
Paz Oil Co., Ltd.	92	13,446

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Phoenix Holdings, Ltd.	401	$ 2,544
Shufersal, Ltd.	378	2,756
Strauss Group, Ltd.	154	4,825
Teva Pharmaceutical Industries, Ltd., ADR (A) (B)	13,896	95,604
Tower Semiconductor, Ltd. (B)	1,479	29,143
Wix.com, Ltd. (B)	558	65,141

		1,311,235

Italy - 2.1%
A2A SpA	22,526	41,355
Amplifon SpA	684	16,778
Assicurazioni Generali SpA	16,871	327,023
Atlantia SpA	6,304	152,503
Banca Mediolanum SpA	3,901	29,302
Davide Campari-Milano SpA	7,437	67,214
DiaSorin SpA	98	11,400
Enel SpA	102,636	766,584
Eni SpA	33,931	519,140
Ferrari NV	1,683	259,717
FinecoBank Banca Fineco SpA	5,495	58,181
Infrastrutture Wireless Italiane SpA (D)	1,365	14,167
Intesa Sanpaolo SpA	204,798	485,726
Leonardo SpA	5,333	62,733
Mediaset SpA (B)	22	65
Mediobanca Banca di Credito Finanziario SpA	8,399	91,749
Moncler SpA	2,280	81,281
Nexi SpA (B) (D)	1,631	16,636
Pirelli & C SpA (D)	3,654	21,623
Poste Italiane SpA (D)	6,653	75,650
Prada SpA	4,500	13,088
Prysmian SpA	3,660	78,606
Recordati SpA	1,475	63,293
Saipem SpA (B)	6,095	27,589
Snam SpA	30,262	152,883
Telecom Italia SpA (B)	135,230	77,178
Telecom Italia SpA	93,838	51,315
Terna Rete Elettrica Nazionale SpA	19,650	126,264
UniCredit SpA	27,506	324,460
UnipolSai Assicurazioni SpA (A)	14,718	39,151

		4,052,654

Japan - 27.0%
ABC-Mart, Inc.	100	6,357
Acom Co., Ltd. (A)	6,000	23,539
Activia Properties, Inc., REIT	15	76,613
Advance Residence Investment Corp., REIT	20	65,695
Advantest Corp. (A)	2,600	114,874
Aeon Co., Ltd.	11,800	216,238
AEON Financial Service Co., Ltd. (A)	2,000	30,090
Aeon Mall Co., Ltd.	2,000	31,552
AGC, Inc.	3,400	105,390
Air Water, Inc.	2,100	37,541
Aisin Seiki Co., Ltd. (A)	2,000	62,827
Ajinomoto Co., Inc.	7,800	147,231
Alfresa Holdings Corp.	3,600	80,378
Alps Alpine Co., Ltd.	2,100	39,192
Amada Holdings Co., Ltd. (A)	6,000	64,622
ANA Holdings, Inc.	2,000	67,250
Aozora Bank, Ltd. (A)	2,000	50,002
Asahi Group Holdings, Ltd.	6,000	297,016
Asahi Intecc Co., Ltd.	3,200	84,001
Asahi Kasei Corp. (A)	19,700	193,947
Asics Corp.	2,300	39,264

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Astellas Pharma, Inc.	24,800	$ 353,040
Azbil Corp. (A)	3,100	82,867
Bandai Namco Holdings, Inc.	3,100	193,042
Bank of Kyoto, Ltd.	200	7,819
Benesse Holdings, Inc. (A)	1,500	38,945
Bridgestone Corp.	8,500	329,068
Brother Industries, Ltd.	4,000	72,394
Calbee, Inc.	2,000	62,179
Canon, Inc.	13,700	365,397
Capcom Co., Ltd.	1,000	26,491
Casio Computer Co., Ltd. (A)	3,900	60,444
Central Japan Railway Co.	2,500	513,995
Chiba Bank, Ltd. (A)	12,200	62,764
Chubu Electric Power Co., Inc. (A)	9,800	141,911
Chugai Pharmaceutical Co., Ltd.	2,400	186,537
Chugoku Electric Power Co., Inc. (A)	4,000	51,409
Coca-Cola Bottlers Japan Holdings, Inc. (A)	2,000	44,858
COMSYS Holdings Corp. (A)	2,100	59,459
Concordia Financial Group, Ltd. (A)	17,400	66,654
Cosmos Pharmaceutical Corp. (A)	200	39,139
Credit Saison Co., Ltd. (A)	2,100	28,155
CyberAgent, Inc. (A)	1,500	57,599
Dai Nippon Printing Co., Ltd.	3,300	85,221
Dai-ichi Life Holdings, Inc.	15,800	238,151
Daicel Corp. (A)	3,800	32,102
Daifuku Co., Ltd. (A)	1,800	92,769
Daiichi Sankyo Co., Ltd.	7,900	497,355
Daikin Industries, Ltd.	4,000	524,821
Daito Trust Construction Co., Ltd. (A)	1,100	140,560
Daiwa House Industry Co., Ltd.	9,100	295,208
Daiwa House Investment Corp., REIT	25	70,322
Daiwa Office Investment Corp., REIT	1	7,763
Daiwa Securities Group, Inc. (A)	19,900	88,641
DeNA Co., Ltd. (A)	1,900	33,526
Denso Corp. (A)	7,300	320,774
Dentsu, Inc.	3,600	126,745
DIC Corp.	2,000	55,480
Disco Corp.	300	56,794
East Japan Railway Co.	5,500	524,682
Ebara Corp.	1,500	39,931
Eisai Co., Ltd.	4,000	203,229
Electric Power Development Co., Ltd., Class C	2,000	45,616
Ezaki Glico Co., Ltd.	300	12,450
FamilyMart Co., Ltd.	3,700	90,142
Fancl Corp. (A)	900	23,925
FANUC Corp. (A)	2,300	432,866
Fast Retailing Co., Ltd.	800	475,300
Fuji Electric Co., Ltd. (A)	1,600	48,929
FUJIFILM Holdings Corp.	5,800	254,379
Fujitsu, Ltd.	2,300	184,192
Fukuoka Financial Group, Inc. (A)	2,800	52,878
GLP J-REIT	48	63,689
GMO Payment Gateway, Inc. (A)	500	33,449
Goldwin, Inc.	400	34,272
GungHo Online Entertainment, Inc. (A)	500	11,335
Hachijuni Bank, Ltd. (A)	7,800	31,756
Hakuhodo DY Holdings, Inc. (A)	4,000	57,775
Hamamatsu Photonics KK	1,800	66,787
Hankyu Hanshin Holdings, Inc. (A)	4,000	154,152
Harmonic Drive Systems, Inc. (A)	400	17,395
Haseko Corp. (A)	4,000	46,560
Hikari Tsushin, Inc.	300	64,899
Hino Motors, Ltd.	4,000	32,940
Hirose Electric Co., Ltd. (A)	300	36,752
Hisamitsu Pharmaceutical Co., Inc.	1,400	61,207
Hitachi Chemical Co., Ltd.	1,700	55,448

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi Construction Machinery Co., Ltd. (A)	2,000	$ 48,207
Hitachi High-Technologies Corp.	1,000	57,738
Hitachi Metals, Ltd. (A)	2,100	22,656
Hitachi Transport System, Ltd.	100	2,924
Hitachi, Ltd.	11,900	442,967
Honda Motor Co., Ltd.	23,700	613,689
Hoshizaki Corp.	700	54,990
House Foods Group, Inc. (A)	1,800	67,287
Hoya Corp.	5,200	424,324
Hulic Co., Ltd.	6,000	61,346
Ibiden Co., Ltd. (A)	2,000	40,250
Idemitsu Kosan Co., Ltd. (A)	3,100	87,629
IHI Corp.	2,000	43,451
Iida Group Holdings Co., Ltd. (A)	2,100	34,160
Inpex Corp.	13,700	125,636
Invincible Investment Corp., REIT	60	37,030
Isetan Mitsukoshi Holdings, Ltd. (A)	6,000	47,856
Isuzu Motors, Ltd. (A)	7,800	85,921
Ito En, Ltd.	1,300	61,226
ITOCHU Corp. (A)	21,100	435,569
Itochu Techno-Solutions Corp. (A)	900	23,833
Izumi Co., Ltd.	300	11,742
J. Front Retailing Co., Ltd.	4,000	46,782
Japan Airlines Co., Ltd. (A)	1,800	53,496
Japan Airport Terminal Co., Ltd. (A)	1,200	51,964
Japan Exchange Group, Inc. (A)	7,700	121,048
Japan Hotel Investment Corp., REIT	67	49,967
Japan Post Bank Co., Ltd. (A)	6,000	58,126
Japan Post Holdings Co., Ltd.	13,200	121,527
Japan Prime Realty Investment Corp., REIT	18	85,441
Japan Real Estate Investment Corp., REIT (A)	20	134,166
Japan Retail Fund Investment Corp., REIT	40	84,608
Japan Tobacco, Inc.	15,100	330,572
JFE Holdings, Inc.	7,800	93,824
JGC Corp. (A)	3,700	48,375
JSR Corp. (A)	2,100	33,596
JTEKT Corp. (A)	4,000	45,857
JXTG Holdings, Inc. (A)	43,200	196,823
K’s Holdings Corp.	3,700	40,261
Kagome Co., Ltd.	1,600	40,402
Kajima Corp.	7,600	99,646
Kakaku.com, Inc.	1,500	36,891
Kaken Pharmaceutical Co., Ltd.	100	4,636
Kamigumi Co., Ltd.	100	2,265
Kaneka Corp.	500	15,568
Kansai Electric Power Co., Inc. (A)	11,500	128,594
Kansai Paint Co., Ltd. (A)	4,000	92,935
Kao Corp.	6,000	443,248
Kawasaki Heavy Industries, Ltd. (A)	2,000	44,266
KDDI Corp.	21,500	561,994
Keihan Holdings Co., Ltd.	500	22,230
Keikyu Corp.	2,600	50,400
Keio Corp.	1,300	80,953
Keisei Electric Railway Co., Ltd. (A)	2,100	86,371
Kenedix Office Investment Corp., REIT	2	15,804
Kewpie Corp.	1,800	42,021
Keyence Corp.	1,200	742,817
Kikkoman Corp. (A)	2,100	100,264
Kinden Corp.	2,100	31,148
Kintetsu Group Holdings Co., Ltd. (A)	2,100	109,396
Kirin Holdings Co., Ltd.	11,800	249,812
Kobayashi Pharmaceutical Co., Ltd.	500	38,029
Kobe Bussan Co., Ltd. (A)	300	14,545
Kobe Steel, Ltd. (A)	5,500	29,313
Koito Manufacturing Co., Ltd.	2,000	97,710
Komatsu, Ltd.	13,300	304,580

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Konami Holdings Corp.	1,600	$ 77,280
Konica Minolta, Inc.	7,700	53,578
Kose Corp. (A)	400	67,546
Kubota Corp.	15,600	235,931
Kuraray Co., Ltd.	4,000	49,114
Kurita Water Industries, Ltd. (A)	2,000	53,537
Kyocera Corp.	4,100	254,365
Kyowa Exeo Corp. (A)	800	19,394
Kyowa Kirin Co., Ltd.	4,000	77,650
Kyushu Electric Power Co., Inc.	6,000	56,627
Kyushu Railway Co.	2,000	63,752
Lawson, Inc.	400	20,467
LINE Corp. (A) (B)	600	21,457
Lion Corp.	4,000	78,871
LIXIL Group Corp. (A)	4,000	70,322
M3, Inc. (A)	5,400	130,010
Mabuchi Motor Co., Ltd.	200	7,449
Makita Corp.	4,000	125,839
Marubeni Corp.	23,700	157,386
Marui Group Co., Ltd. (A)	3,300	69,679
Maruichi Steel Tube, Ltd.	1,700	44,877
Matsumotokiyoshi Holdings Co., Ltd. (A)	800	29,276
Mazda Motor Corp. (A)	7,800	69,249
McDonald’s Holdings Co. Japan, Ltd.	1,500	72,588
Mebuki Financial Group, Inc. (A)	13,700	33,719
Medipal Holdings Corp.	2,100	46,751
MEIJI Holdings Co., Ltd.	2,000	145,825
Mercari, Inc. (B)	1,100	27,328
Minebea Mitsumi, Inc. (A)	6,000	94,990
MISUMI Group, Inc.	4,100	96,473
Mitsubishi Chemical Holdings Corp.	19,700	140,374
Mitsubishi Corp.	21,700	532,285
Mitsubishi Electric Corp. (A)	29,600	392,339
Mitsubishi Estate Co., Ltd.	17,800	343,236
Mitsubishi Gas Chemical Co., Inc. (A)	3,800	50,702
Mitsubishi Heavy Industries, Ltd.	4,000	156,632
Mitsubishi Logistics Corp.	200	5,084
Mitsubishi Materials Corp. (A)	2,000	53,944
Mitsubishi Motors Corp. (A)	9,800	42,528
Mitsubishi Tanabe Pharma Corp.	4,000	43,858
Mitsubishi UFJ Financial Group, Inc.	172,600	875,816
Mitsubishi UFJ Lease & Finance Co., Ltd. (A)	7,800	45,035
Mitsui & Co., Ltd.	23,100	377,893
Mitsui Chemicals, Inc.	3,600	80,477
Mitsui Fudosan Co., Ltd.	13,500	334,643
Mitsui O.S.K. Lines, Ltd.	2,000	50,520
Miura Co., Ltd. (A)	1,100	30,636
Mizuho Financial Group, Inc.	336,300	515,302
MonotaRO Co., Ltd. (A)	2,100	54,912
Morinaga & Co., Ltd.	400	19,431
MS&AD Insurance Group Holdings, Inc.	7,200	233,171
Murata Manufacturing Co., Ltd.	8,100	388,605
Nabtesco Corp. (A)	2,000	61,901
Nagoya Railroad Co., Ltd.	4,100	122,535
Nankai Electric Railway Co., Ltd.	400	10,123
NEC Corp.	4,200	177,210
Nexon Co., Ltd. (B)	5,800	70,357
NGK Insulators, Ltd.	4,000	56,960
NGK Spark Plug Co., Ltd. (A)	2,000	38,085
NH Foods, Ltd.	700	28,142
Nichirei Corp. (A)	2,000	45,598
Nidec Corp. (A)	3,700	497,099
Nihon M&A Center, Inc. (A)	2,100	59,070
Nihon Unisys, Ltd.	900	28,980
Nikon Corp. (A)	6,000	74,837
Nintendo Co., Ltd.	1,500	555,448

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Building Fund, Inc., REIT	20	$ 153,597
Nippon Electric Glass Co., Ltd.	1,700	37,814
Nippon Express Co., Ltd.	1,500	76,475
Nippon Paint Holdings Co., Ltd. (A)	2,300	119,389
Nippon Paper Industries Co., Ltd. (A)	2,000	32,551
Nippon Prologis, Inc., REIT	42	115,070
Nippon Shinyaku Co., Ltd.	700	58,876
Nippon Shokubai Co., Ltd.	300	17,044
Nippon Steel Corp. (A)	12,300	171,341
Nippon Telegraph & Telephone Corp.	8,500	405,515
Nippon Yusen KK (A)	2,000	33,403
Nissan Chemical Corp.	1,800	74,865
Nissan Motor Co., Ltd. (A)	31,400	195,852
Nisshin Seifun Group, Inc. (A)	4,000	73,949
Nissin Foods Holdings Co., Ltd.	1,400	101,041
Nitori Holdings Co., Ltd.	1,200	175,545
Nitto Denko Corp.	1,900	91,488
NOK Corp. (A)	2,000	29,646
Nomura Holdings, Inc. (A)	44,400	188,117
Nomura Real Estate Holdings, Inc. (A)	2,000	43,192
Nomura Real Estate Master Fund, Inc., REIT	61	110,175
Nomura Research Institute, Ltd.	5,400	107,475
NS Solutions Corp.	200	6,523
NSK, Ltd. (A)	6,000	50,520
NTT Data Corp.	7,800	100,608
NTT DOCOMO, Inc.	14,800	377,001
Obayashi Corp.	9,800	97,569
OBIC Business Consultants Co., Ltd. (A)	300	12,144
OBIC Co., Ltd.	1,000	113,995
Odakyu Electric Railway Co., Ltd.	4,000	95,785
OJI Holdings Corp.	15,900	74,149
Olympus Corp.	16,300	219,596
Omron Corp. (A)	3,200	174,990
Ono Pharmaceutical Co., Ltd.	7,300	132,187
Open House Co., Ltd.	600	14,290
Oracle Corp.	300	26,010
Orient Corp. (A)	2,200	2,952
Oriental Land Co., Ltd.	3,100	471,561
ORIX Corp.	17,800	265,332
ORIX, Inc., REIT	41	89,530
Osaka Gas Co., Ltd. (A)	4,000	76,502
Otsuka Corp.	1,100	43,817
Otsuka Holdings Co., Ltd.	7,600	284,099
PALTAC Corp.	200	9,771
Pan Pacific International Holdings Corp.	8,000	133,611
Panasonic Corp. (A)	32,800	265,738
Park24 Co., Ltd.	2,000	46,412
PeptiDream, Inc. (B)	1,500	71,201
Persol Holdings Co., Ltd.	2,200	41,567
Pigeon Corp. (A)	1,800	74,198
Pola Orbis Holdings, Inc.	1,500	33,574
Rakuten, Inc.	11,500	113,324
Recruit Holdings Co., Ltd.	21,300	647,622
Relo Group, Inc.	2,000	49,003
Renesas Electronics Corp. (B)	13,000	84,441
Resona Holdings, Inc. (A)	29,600	126,808
Ricoh Co., Ltd. (A)	9,800	88,229
Rinnai Corp.	300	20,153
Rohm Co., Ltd.	1,500	114,504
Rohto Pharmaceutical Co., Ltd.	900	24,550
Ryohin Keikaku Co., Ltd.	3,000	56,017
Sankyu, Inc.	500	25,954
Santen Pharmaceutical Co., Ltd.	6,000	104,261
SBI Holdings, Inc. (A)	3,300	70,565
Screen Holdings Co., Ltd.	500	29,470
SCSK Corp.	300	14,074

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Secom Co., Ltd.	3,100	$ 282,765
Sega Sammy Holdings, Inc. (A)	2,100	29,380
Seibu Holdings, Inc.	4,000	69,692
Seiko Epson Corp. (A)	4,000	56,257
Seino Holdings Co., Ltd.	1,200	15,012
Sekisui Chemical Co., Ltd. (A)	5,800	89,784
Sekisui House, Inc., REIT	25	22,415
Sekisui House, Ltd.	7,800	153,366
Seven & i Holdings Co., Ltd.	9,900	378,504
Seven Bank, Ltd. (A)	9,900	27,114
SG Holdings Co., Ltd. (A)	2,600	63,632
Sharp Corp. (A)	2,100	23,220
Shikoku Electric Power Co., Inc. (A)	2,100	19,800
Shimadzu Corp.	4,000	100,967
Shimamura Co., Ltd.	200	15,841
Shimano, Inc.	1,300	195,827
Shimizu Corp. (A)	9,800	88,683
Shin-Etsu Chemical Co., Ltd.	5,300	566,903
Shinsei Bank, Ltd.	2,000	29,128
Shionogi & Co., Ltd.	4,000	222,031
Shiseido Co., Ltd.	5,400	431,151
Shizuoka Bank, Ltd. (A)	4,000	29,794
Showa Denko KK	2,000	52,279
Skylark Holdings Co., Ltd. (A)	2,000	36,382
SMC Corp.	900	383,900
Softbank Corp. (A)	19,200	260,086
SoftBank Group Corp.	21,700	851,335
Sohgo Security Services Co., Ltd.	1,600	83,794
Sojitz Corp. (A)	15,900	49,285
Sompo Holdings, Inc. (A)	5,200	217,334
Sony Corp.	16,800	986,626
Sony Financial Holdings, Inc.	2,000	43,340
Square Enix Holdings Co., Ltd. (A)	1,300	63,151
Stanley Electric Co., Ltd.	2,000	52,852
Subaru Corp.	7,900	222,216
Sugi Holdings Co., Ltd.	100	5,413
Sumco Corp.	2,700	36,225
Sumitomo Chemical Co., Ltd. (A)	19,500	87,509
Sumitomo Corp.	17,600	274,891
Sumitomo Dainippon Pharma Co., Ltd. (A)	2,100	34,490
Sumitomo Electric Industries, Ltd. (A)	9,900	125,588
Sumitomo Heavy Industries, Ltd.	800	23,687
Sumitomo Metal Mining Co., Ltd. (A)	3,000	92,908
Sumitomo Mitsui Financial Group, Inc. (A)	18,600	635,919
Sumitomo Mitsui Trust Holdings, Inc. (A)	5,700	205,480
Sumitomo Realty & Development Co., Ltd.	5,200	197,896
Sumitomo Rubber Industries, Ltd.	2,100	24,910
Sundrug Co., Ltd.	1,300	40,898
Suntory Beverage & Food, Ltd.	2,000	85,496
Suzuken Co., Ltd.	1,400	75,133
Suzuki Motor Corp. (A)	6,000	254,656
Sysmex Corp. (A)	2,100	140,525
T&D Holdings, Inc.	7,800	82,637
Taiheiyo Cement Corp.	2,000	53,500
Taisei Corp.	3,200	123,914
Taisho Pharmaceutical Holdings Co., Ltd. (A)	400	29,054
Taiyo Nippon Sanso Corp. (A)	3,400	68,676
Taiyo Yuden Co., Ltd. (A)	1,600	38,921
Takashimaya Co., Ltd.	300	3,495
Takeda Pharmaceutical Co., Ltd.	20,200	689,688
TDK Corp. (A)	1,800	161,055
Teijin, Ltd. (A)	2,100	40,339
Terumo Corp.	8,600	276,919
THK Co., Ltd.	2,000	52,427
TIS, Inc.	900	51,881
Tobu Railway Co., Ltd.	4,000	129,540

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Co., Ltd.	2,000	$ 87,624
Toho Gas Co., Ltd.	900	34,393
Tohoku Electric Power Co., Inc.	6,000	58,515
Tokai Carbon Co., Ltd. (A)	2,600	26,150
Tokio Marine Holdings, Inc. (A)	9,600	513,332
Tokyo Century Corp. (A)	500	23,109
Tokyo Electric Power Co. Holdings, Inc. (B)	11,800	57,758
Tokyo Electron, Ltd.	2,100	399,597
Tokyo Gas Co., Ltd.	4,000	100,837
Tokyo Tatemono Co., Ltd.	3,700	51,969
Tokyu Corp.	7,800	146,365
Tokyu Fudosan Holdings Corp. (A)	8,700	55,464
Toppan Printing Co., Ltd. (A)	2,800	49,536
Toray Industries, Inc.	21,700	161,051
Toshiba Corp.	7,000	213,740
Tosoh Corp.	2,600	34,354
TOTO, Ltd. (A)	2,000	74,855
Toyo Seikan Group Holdings, Ltd. (A)	1,800	27,914
Toyo Suisan Kaisha, Ltd. (A)	1,900	76,123
Toyoda Gosei Co., Ltd. (A)	1,900	38,026
Toyota Boshoku Corp.	2,000	27,962
Toyota Industries Corp. (A)	2,000	114,735
Toyota Motor Corp.	34,500	2,303,511
Toyota Tsusho Corp.	3,500	112,861
Trend Micro, Inc.	2,000	95,119
Tsumura & Co.	1,500	40,111
Tsuruha Holdings, Inc.	300	32,672
Ube Industries, Ltd.	2,000	40,324
Unicharm Corp.	6,000	189,868
United Urban Investment Corp., REIT	40	76,613
USS Co., Ltd.	3,700	71,792
Welcia Holdings Co., Ltd.	500	25,168
West Japan Railway Co.	2,000	168,975
Workman Co., Ltd.	200	14,508
Yahoo Japan Corp.	37,300	104,920
Yakult Honsha Co., Ltd. (A)	1,800	100,597
Yamada Denki Co., Ltd. (A)	11,800	57,103
Yamaha Corp.	2,000	89,752
Yamaha Motor Co., Ltd.	4,000	72,468
Yamato Holdings Co., Ltd. (A)	6,000	90,271
Yamazaki Baking Co., Ltd. (A)	2,000	35,679
Yaskawa Electric Corp.	3,900	143,081
Yokogawa Electric Corp. (A)	4,000	73,171
Yokohama Rubber Co., Ltd.	2,000	39,991
Zensho Holdings Co., Ltd. (A)	1,800	38,806
Zeon Corp. (A)	1,600	19,498
ZOZO, Inc. (A)	2,500	57,645

		51,570,808

Jersey, Channel Islands - 0.0% (C)
Clarivate Analytics PLC (A) (B)	951	16,043

Luxembourg - 0.2%
ArcelorMittal	8,378	117,880
Aroundtown SA	8,792	71,926
Millicom International Cellular SA, SDR	834	40,512
SES SA	5,284	96,346
Tenaris SA	6,226	66,070

		392,734

Macau - 0.1%
MGM China Holdings, Ltd.	12,800	19,952
Sands China, Ltd.	30,800	139,475
Wynn Macau, Ltd.	20,800	40,595

		200,022

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico - 0.0% (C)
Fresnillo PLC	2,440	$ 20,555

Netherlands - 4.8%
ABN AMRO Bank NV, CVA (D)	5,516	97,269
Adyen NV (B) (D)	297	195,698
Aegon NV	18,757	78,053
Akzo Nobel NV	2,985	266,165
ASML Holding NV	5,673	1,405,474
EXOR NV	1,318	88,340
GrandVision NV (D)	418	12,523
Heineken Holding NV	1,584	157,750
Heineken NV	2,868	310,043
ING Groep NV	50,621	530,016
Koninklijke Ahold Delhaize NV	16,218	405,864
Koninklijke DSM NV	2,417	290,905
Koninklijke KPN NV	52,719	164,434
Koninklijke Philips NV	12,451	576,898
NN Group NV	4,056	143,887
NXP Semiconductors NV	3,731	407,127
Prosus NV (B)	5,292	388,565
QIAGEN NV (B)	3,076	100,738
Randstad NV (A)	1,692	83,174
Royal Dutch Shell PLC, A Shares	59,676	1,753,163
Royal Dutch Shell PLC, B Shares	46,684	1,378,387
Wolters Kluwer NV	3,748	273,685

		9,108,158

New Zealand - 0.4%
a2 Milk Co., Ltd. (B)	10,087	83,870
Air New Zealand, Ltd.	11,545	20,270
Auckland International Airport, Ltd.	15,016	86,155
Contact Energy, Ltd.	12,471	66,782
Fisher & Paykel Healthcare Corp., Ltd.	8,828	95,766
Fletcher Building, Ltd.	12,414	40,089
Mercury NZ, Ltd.	2,603	8,177
Meridian Energy, Ltd.	20,251	66,032
Ryman Healthcare, Ltd.	6,535	54,459
SkyCity Entertainment Group, Ltd.	12,904	32,447
Spark New Zealand, Ltd.	27,428	75,846
Xero, Ltd. (B)	1,213	50,960
Z Energy, Ltd.	7,893	27,716

		708,569

Norway - 0.8%
Adevinta ASA, B Shares (B)	3,791	43,893
Aker BP ASA	1,761	47,175
Austevoll Seafood ASA	97	921
DNB ASA	12,248	216,019
DNO ASA	4,055	5,855
Elkem ASA (A) (D)	851	2,074
Entra ASA (D)	2,460	38,609
Equinor ASA	15,138	288,317
Gjensidige Forsikring ASA	2,843	56,432
Kongsberg Gruppen ASA	234	3,361
Leroy Seafood Group ASA	1,648	10,023
Mowi ASA	5,857	135,306
Norsk Hydro ASA	18,160	63,958
Norwegian Finans Holding ASA (B)	2,368	20,003
Orkla ASA	12,115	110,350
Salmar ASA	492	21,606
Schibsted ASA, B Shares	2,762	77,516
Ship Finance International, Ltd.	475	6,669
SpareBank 1 SR-Bank ASA	3,311	36,131
Storebrand ASA	7,278	46,010
Telenor ASA	8,992	180,662

	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
TGS NOPEC Geophysical Co. ASA	1,671	$ 42,465
Tomra Systems ASA	829	22,171
Yara International ASA	2,417	104,225

		1,579,751

Portugal - 0.2%
Banco Comercial Portugues SA, R Shares	148,535	30,865
EDP - Energias de Portugal SA	34,094	132,397
Galp Energia SGPS SA	6,807	102,595
Jeronimo Martins SGPS SA	3,902	65,851

		331,708

Singapore - 1.4%
Ascendas, REIT	39,700	89,568
CapitaLand Commercial Trust, REIT	42,800	64,065
CapitaLand Mall Trust, REIT	41,200	78,354
CapitaLand, Ltd.	35,400	90,362
City Developments, Ltd.	7,800	55,388
ComfortDelGro Corp., Ltd.	29,600	51,370
DBS Group Holdings, Ltd.	23,700	428,448
Genting Singapore, Ltd.	76,800	48,871
Golden Agri-Resources, Ltd.	94,500	15,375
Jardine Cycle & Carriage, Ltd.	1,700	36,879
Keppel Corp., Ltd.	21,700	93,052
Mapletree Commercial Trust, REIT	31,600	52,328
Mapletree Logistics Trust, REIT	6,100	7,146
Mapletree North Asia Commercial Trust, REIT	6,700	6,395
Oversea-Chinese Banking Corp., Ltd.	50,800	398,936
SATS, Ltd.	11,600	40,599
Sea, Ltd., ADR (A) (B)	2,450	75,828
Sembcorp Industries, Ltd.	13,700	20,606
Singapore Airlines, Ltd.	6,700	44,282
Singapore Exchange, Ltd.	12,600	77,173
Singapore Press Holdings, Ltd. (A)	23,700	35,647
Singapore Technologies Engineering, Ltd.	21,700	60,256
Singapore Telecommunications, Ltd.	104,100	233,357
Suntec Real Estate Investment Trust	37,600	51,660
United Overseas Bank, Ltd.	18,500	343,271
UOL Group, Ltd.	8,100	43,929
Venture Corp., Ltd.	3,800	42,070
Wilmar International, Ltd.	43,000	115,981

		2,701,196

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	3,673	146,798
Aena SME SA (D)	983	180,040
Amadeus IT Group SA	5,858	419,714
Banco Bilbao Vizcaya Argentaria SA	87,134	454,116
Banco Santander SA	207,278	844,353
CaixaBank SA	47,551	124,935
Cellnex Telecom SA (D)	2,367	97,801
Endesa SA	4,201	110,559
Ferrovial SA	6,655	192,337
Grifols SA	3,795	111,873
Grifols SA, ADR	3,841	76,974
Iberdrola SA	80,164	833,397
Industria de Diseno Textil SA	14,136	437,674
Mapfre SA	13,414	36,136
Naturgy Energy Group SA	4,579	121,506
Red Electrica Corp. SA	5,855	118,949
Repsol SA	17,445	272,726

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Siemens Gamesa Renewable Energy SA	2,231	$ 30,281
Telefonica SA	60,668	463,048

		5,073,217

Sweden - 2.8%
AAK AB	1,159	22,497
Alfa Laval AB	3,946	77,980
Assa Abloy AB, Class B	13,108	292,099
Atlas Copco AB, A Shares	8,033	247,718
Atlas Copco AB, B Shares	5,707	154,862
Axfood AB	1,613	34,304
Beijer Ref AB	525	11,950
Boliden AB	3,660	84,221
Castellum AB	3,785	81,150
Electrolux AB, Series B	3,157	74,942
Elekta AB, B Shares	4,927	64,994
Epiroc AB, Class A	8,017	87,002
Epiroc AB, Class B	5,696	58,917
Essity AB, Class B	8,025	234,494
Fabege AB	2,203	36,343
Fastighets AB Balder, B Shares (B)	1,363	51,680
Getinge AB, B Shares	3,013	42,213
Hennes & Mauritz AB, B Shares	10,597	205,686
Hexagon AB, B Shares	3,517	169,766
Hexpol AB	3,462	26,602
Holmen AB, B Shares	612	14,503
Hufvudstaden AB, A Shares	1,701	30,829
Husqvarna AB, B Shares (A)	5,733	43,661
ICA Gruppen AB	1,071	49,541
Industrivarden AB, A Shares	2,091	47,085
Industrivarden AB, C Shares	2,413	52,888
Intrum AB (A)	989	24,886
Investment AB Latour, B Shares	1,909	25,163
Investor AB, B Shares	5,969	292,071
Kinnevik AB, B Shares	3,157	83,130
L E Lundbergforetagen AB, B Shares	1,087	40,950
Lifco AB, B Shares	267	12,606
Lundin Petroleum AB	2,320	69,679
Nibe Industrier AB, B Shares	5,562	70,627
Saab AB, B Shares (A)	1,139	32,738
Sandvik AB	14,549	226,918
Securitas AB, B Shares	4,389	67,316
Skandinaviska Enskilda Banken AB, Class A	22,325	205,445
Skanska AB, B Shares	5,349	108,480
SKF AB, B Shares	5,001	82,755
Spotify Technology SA (B)	1,219	138,966
SSAB AB, B Shares	10,772	26,809
Svenska Cellulosa AB SCA, Class B (A)	8,315	74,235
Svenska Handelsbanken AB, A Shares	20,475	191,961
Swedbank AB, A Shares	12,355	178,059
Swedish Match AB	2,413	99,910
Swedish Orphan Biovitrum AB (B)	2,399	36,807
Tele2 AB, B Shares (A)	6,836	101,857
Telefonaktiebolaget LM Ericsson, B Shares	35,916	287,338
Telia Co. AB	36,148	162,024
Trelleborg AB, B Shares	3,231	45,382
Volvo AB, B Shares	18,839	264,895

		5,248,934

Switzerland - 8.7%
ABB, Ltd.	25,656	504,552
Alcon, Inc. (B)	6,591	384,693
Chocoladefabriken Lindt & Spruengli AG	21	155,212
Cie Financiere Richemont SA	6,995	513,638

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Credit Suisse Group AG (B)	32,341	$ 396,823
Geberit AG	493	235,635
Givaudan SA	98	273,612
Glencore PLC	145,629	439,225
Kuehne & Nagel International AG	786	115,872
LafargeHolcim, Ltd. (B)	6,381	314,331
Lonza Group AG (B)	983	332,612
Nestle SA	39,157	4,252,038
Novartis AG	33,470	2,904,772
Partners Group Holding AG	256	196,605
Roche Holding AG	9,597	2,794,731
Schindler Holding AG	826	184,634
SGS SA	78	193,523
Sika AG	1,819	266,333
STMicroelectronics NV	8,852	171,247
Swatch Group AG	1,443	126,414
Swiss Re AG	3,926	409,865
Swisscom AG (A)	356	175,760
UBS Group AG (B)	50,890	578,232
Zurich Insurance Group AG	1,995	764,268

		16,684,627

United Arab Emirates - 0.0% (C)
NMC Health PLC	1,124	37,536

United Kingdom - 14.1%
3i Group PLC	13,007	186,973
Admiral Group PLC	3,410	89,001
Anglo American PLC	18,516	426,957
Ashtead Group PLC	6,721	187,511
Associated British Foods PLC	4,716	133,839
AstraZeneca PLC	16,941	1,515,834
AVEVA Group PLC	636	28,999
Aviva PLC	53,452	263,014
BAE Systems PLC	42,356	297,513
Barclays PLC	211,440	391,878
Barratt Developments PLC	13,604	108,632
Berkeley Group Holdings PLC	1,906	98,155
BP PLC	261,465	1,661,924
British American Tobacco PLC	29,859	1,106,617
British Land Co. PLC, REIT	13,513	97,381
BT Group PLC	109,706	241,424
Bunzl PLC	4,614	120,824
Burberry Group PLC	5,608	150,239
Centrica PLC	74,717	67,895
CNH Industrial NV	13,301	135,437
Coca-Cola European Partners PLC	3,490	193,521
Compass Group PLC	21,156	545,656
ConvaTec Group PLC (D)	18,383	39,689
Croda International PLC	1,318	78,935
Diageo PLC	31,690	1,301,589
Direct Line Insurance Group PLC	18,372	67,965
DS Smith PLC	14,876	66,067
easyJet PLC	3,613	51,201
Ferguson PLC	3,211	235,199
Fiat Chrysler Automobiles NV	14,573	188,616
GlaxoSmithKline PLC	64,779	1,392,664
Halma PLC	3,975	96,547
Hargreaves Lansdown PLC	3,344	85,672
HSBC Holdings PLC	264,972	2,039,474
Imperial Brands PLC	12,769	287,672
Informa PLC	17,490	183,631
InterContinental Hotels Group PLC	2,519	157,536
International Consolidated Airlines Group SA	10,527	61,619
Intertek Group PLC	2,143	144,664

The notes are an integral part of this report. Transamerica ETF Trust	Page 8

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
ITV PLC	49,097	$ 76,172
J Sainsbury PLC	22,982	62,249
JD Sports Fashion PLC	4,437	41,084
Johnson Matthey PLC	2,653	99,942
Just Eat PLC (B)	7,586	62,465
Kingfisher PLC	29,362	74,826
Land Securities Group PLC, REIT	10,172	107,349
Legal & General Group PLC	78,072	238,981
Lloyds Banking Group PLC	945,847	630,805
London Stock Exchange Group PLC	4,205	378,687
Marks & Spencer Group PLC	26,548	60,343
Melrose Industries PLC	57,825	143,656
Merlin Entertainments PLC (D)	9,676	53,943
Micro Focus International PLC	4,818	67,494
Mondi PLC	6,545	125,659
National Grid PLC	47,760	519,039
Next PLC	1,886	143,770
Ocado Group PLC (B)	7,322	119,328
Pearson PLC	10,524	95,709
Persimmon PLC	4,147	110,895
Prudential PLC	34,181	621,288
Reckitt Benckiser Group PLC	9,216	720,480
RELX PLC	27,253	649,008
Rentokil Initial PLC	24,664	142,181
Rio Tinto PLC	13,191	684,184
Rio Tinto, Ltd.	4,937	308,569
Rolls-Royce Holdings PLC	24,676	240,955
Royal Bank of Scotland Group PLC	47,687	121,995
RSA Insurance Group PLC	13,699	90,180
Sage Group PLC	15,244	129,881
Schroders PLC	1,555	58,924
Segro PLC, REIT	9,499	94,909
Severn Trent PLC	3,218	85,854
Smith & Nephew PLC	11,870	286,551
Smiths Group PLC	5,229	101,166
Spirax-Sarco Engineering PLC	741	71,635
SSE PLC	13,569	208,261
St. James’s Place PLC	7,141	86,186
Standard Chartered PLC	36,441	307,248
Standard Life Aberdeen PLC	31,192	109,856
Subsea 7 SA	3,616	37,402
Taylor Wimpey PLC	44,086	87,738
Tesco PLC	128,984	383,062
Unilever NV	20,353	1,223,714
Unilever PLC	15,826	953,666
United Utilities Group PLC	9,090	92,503
Vodafone Group PLC	351,950	702,607
Weir Group PLC	3,446	60,534
Whitbread PLC	2,057	108,846
WM Morrison Supermarkets PLC	31,657	78,139
WPP PLC	17,025	213,575

		26,801,457

United States - 0.1%
Carnival PLC	2,608	108,306
Flex, Ltd. (B)	7,784	81,460
International Flavors & Fragrances, Inc.	1	102
Stratasys, Ltd. (B)	521	11,100

		200,968

Total Common Stocks (Cost $186,416,421)		187,534,868

	Shares	Value
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 7.24% (E)	503	$ 27,939
Henkel AG & Co. KGaA, 1.98% (E)	2,357	233,320
Porsche Automobil Holding SE, 3.75% (E)	2,062	134,205
Sartorius AG, 0.38% (E)	382	69,715
Volkswagen AG, 3.23% (E)	2,451	417,005

Total Preferred Stocks (Cost $900,505)		882,184

RIGHTS - 0.0% (C)
Australia - 0.0% (C)
Harvey Norman Holdings, Ltd., (B) Exercise Price AUD 2.50, Expiration Date 10/11/2019	1	1

Austria - 0.0%
Buwog AG, (B) (F) (G) Exercise Price EUR 29, Expiration Date 12/31/2099	152	0

Total Rights (Cost $1)		1

SHORT-TERM INVESTMENT COMPANY - 0.9%
United States - 0.9%
State Street Institutional Treasury Money Market Fund, 1.87% (E)	1,639,459	1,639,459

Total Short-Term Investment Company (Cost $1,639,459)		1,639,459

OTHER INVESTMENT COMPANY - 8.2%
Securities Lending Collateral - 8.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.07% (E)	15,614,971	15,614,971

Total Other Investment Company (Cost $15,614,971)		15,614,971

Total Investments (Cost $204,571,357)		205,671,483
Net Other Assets (Liabilities) - (7.9)%		(15,007,387)

Net Assets - 100.0%		$ 190,664,096

The notes are an integral part of this report. Transamerica ETF Trust	Page 9

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	24	12/20/2019	$2,297,336	$2,278,080	$—	$(19,256)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.8%	$ 18,189,508
Pharmaceuticals	7.6	15,576,727
Insurance	4.8	9,969,311
Oil, Gas & Consumable Fuels	4.5	9,276,034
Food Products	3.5	7,124,039
Automobiles	3.0	6,206,984
Chemicals	3.0	6,184,747
Metals & Mining	2.5	5,097,213
Machinery	2.4	4,999,751
Beverages	2.3	4,712,618
Textiles, Apparel & Luxury Goods	2.2	4,569,378
Personal Products	2.1	4,303,621
Capital Markets	2.1	4,290,362
Real Estate Management & Development	2.0	4,113,011
Diversified Telecommunication Services	1.9	3,925,121
Electric Utilities	1.9	3,877,198
Equity Real Estate Investment Trusts	1.7	3,396,306
Electronic Equipment, Instruments & Components	1.6	3,272,182
Semiconductors & Semiconductor Equipment	1.6	3,256,443
Health Care Equipment & Supplies	1.5	3,167,810
Software	1.4	2,950,350
Wireless Telecommunication Services	1.4	2,895,392
Food & Staples Retailing	1.4	2,837,365
Aerospace & Defense	1.4	2,819,474
Electrical Equipment	1.4	2,794,751
Hotels, Restaurants & Leisure	1.3	2,761,048
Road & Rail	1.3	2,681,345
Professional Services	1.3	2,658,117
Trading Companies & Distributors	1.3	2,647,889
Industrial Conglomerates	1.2	2,422,145
Household Durables	1.1	2,278,911
IT Services	1.0	1,972,464
Construction & Engineering	0.9	1,927,261
Tobacco	0.9	1,824,771
Multi-Utilities	0.9	1,795,405
Auto Components	0.9	1,774,514
Building Products	0.9	1,751,980
Specialty Retail	0.8	1,697,030
Household Products	0.8	1,655,501
Money Market Funds	0.8	1,639,459
Biotechnology	0.7	1,508,034
Entertainment	0.7	1,421,408
Diversified Financial Services	0.6	1,279,077
Media	0.6	1,199,837
Construction Materials	0.5	1,113,978
Technology Hardware, Storage & Peripherals	0.5	1,078,544
Commercial Services & Supplies	0.5	1,026,143
Multiline Retail	0.5	1,003,742
Gas Utilities	0.5	988,832
Transportation Infrastructure	0.5	973,612
Health Care Providers & Services	0.5	958,324
Air Freight & Logistics	0.4	910,956
Internet & Direct Marketing Retail	0.4	844,675
Communications Equipment	0.3	666,440
Paper & Forest Products	0.3	625,349

The notes are an integral part of this report. Transamerica ETF Trust	Page 10

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Life Sciences Tools & Services	0.3%		$ 553,832
Leisure Products	0.2		508,001
Airlines	0.2		404,542
Marine	0.2		328,576
Interactive Media & Services	0.1		258,983
Containers & Packaging	0.1		251,524
Energy Equipment & Services	0.1		209,519
Water Utilities	0.1		178,357
Health Care Technology	0.1		164,962
Independent Power & Renewable Electricity Producers	0.1		135,398
Consumer Finance	0.0	(C)	84,736
Distributors	0.0	(C)	46,650
Diversified Consumer Services	0.0	(C)	38,945

Investments	92.4		190,056,512
Short-Term Investments	7.6		15,614,971

Total Investments	100.0%		$ 205,671,483

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(J)	Value
ASSETS
Investments
Common Stocks	$1,896,424	$185,638,444	$—	$187,534,868
Preferred Stocks	—	882,184	—	882,184
Rights	—	1	0	1
Short-Term Investment Company	—	1,639,459	—	1,639,459
Other Investment Company	15,614,971	—	—	15,614,971

Total Investments	$17,511,395	$188,160,088	$0	$205,671,483

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(19,256)	$—	$—	$(19,256)

Total Other Financial Instruments	$(19,256)	$—	$—	$(19,256)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,850,372. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the total value of 144A securities is $1,336,156, representing 0.7% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at September 30, 2019.
(F)	Security is Level 3 of the fair value hierarchy.
(G)	Security deemed worthless.
(H)	There were no transfers in or out of Level 3 during the period ended September 30, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(J)	Level 3 securities were not considered significant to the Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 11

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust dated May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”)
DeltaShares® S&P EM 100 & Managed Risk ETF (“S&P EM 100 & Managed Risk”)(A)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”)

(A)	Commenced operations on March 20, 2019.

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund is to seek to track the investment results, before fees and expenses, of the respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or indexing approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P EM 100 & Managed Risk	S&P EM 100 Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired Milliman Financial Risk Management LLC as the sub-adviser to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying

Transamerica ETF Trust	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

1. ORGANIZATION (continued)

the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at September 30, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica ETF Trust	Page 2

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 2 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Contingent value rights: The Funds may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at September 30, 2019, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2019, if any, are identified within the Schedule of Investments.

Transamerica ETF Trust	Page 3

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2019.

Repurchase agreements at September 30, 2019, if any, are included within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities, or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2019, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$2,273,597	$—	$—	$—	$2,273,597

Total Borrowings	$2,273,597	$—	$—	$—	$2,273,597

S&P 500 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$1,048,646	$—	$—	$—	$1,048,646

Total Borrowings	$1,048,646	$—	$—	$—	$1,048,646

S&P 600 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$1,303,767	$—	$—	$—	$1,303,767

Total Borrowings	$1,303,767	$—	$—	$—	$1,303,767

Transamerica ETF Trust	Page 4

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P EM 100 & Managed Risk ETF
Securities Lending Transactions
Common Stocks	$614,273	$—	$—	$—	$614,273

Total Borrowings	$614,273	$—	$—	$—	$614,273

S&P International Managed Risk ETF
Securities Lending Transactions
Common Stocks	$15,614,971	$—	$—	$—	$15,614,971

Total Borrowings	$15,614,971	$—	$—	$—	$15,614,971

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Fund’s ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2019, if any, are listed within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Asset Allocation: Each Underlying Index and, thus, each Fund allocates assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2019

(unaudited)

7. RISK FACTORS (continued)

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets bear heightened foreign investments risks. Emerging market countries typically have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. A fund investing in emerging market countries may be required to establish special custody or other arrangements before investing. An investment in emerging market securities should be considered speculative.

Foreign investment risk: Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign countries in which a fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a fund’s investments may decline because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While the Sub-Adviser seeks to track the performance of an Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), a Fund’s return may not match the return of the Underlying Index. Each Fund incurs a number of operating expenses not applicable to each Underlying Index, and incurs costs in buying and selling securities. In addition, a Fund may not be fully invested at times, either as a result of cash flows into or out of the fund or reserves of cash held by the fund to meet redemptions. Changes in the composition of the Underlying Index and regulatory requirements also may impact a Fund’s ability to match the return of the respective Underlying Index. The Sub-Adviser may apply one or more “screens” or investment techniques to refine or limit the number or types of issuers included in the Underlying Index in which a fund may invest. Application of such screens or techniques may result in investment performance below that of the Underlying Index and may not produce results expected by the Investment Manager. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. In addition, due to the potential for frequent rebalancing of the Underlying Indexes, there is greater risk that the Sub-Adviser may fail to implement changes to a fund’s portfolio necessary to track the performance of the relevant Underlying Index.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

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